As filed with the Securities and Exchange Commission on April 18, 2022

1933 Act Registration No. 033-263580

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

Jayson R. Bronchetti, President

1301 South Harrison Street

Fort Wayne, Indiana 46802

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (260) 455-2000

Ronald A. Holinsky, Esquire

Lincoln Financial Group

150 N. Radnor-Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies of all communications to:

Robert A. Robertson, Esquire

Dechert, LLP

2010 Main Street, Suite 500

Irvine, CA 92614

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered: Shares of beneficial interest, without par value, of the Acquiring Fund, a series of the Registrant.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

PROXY MATERIALS

LVIP BlackRock Advantage Allocation Fund

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Lincoln Variable Insurance Products Trust

1301 South Harrison Street

Fort Wayne, Indiana 46802

April 18, 2022

ACTION REQUIRED

Dear Contract Owners and Shareholders:

Enclosed is a notice and Combined Proxy Statement/Prospectus relating to a Special Meeting of Shareholders of LVIP BlackRock Advantage Allocation Fund and LVIP Franklin Templeton Multi-Asset Opportunities Fund (each an “Acquired Fund”).

Each Acquired Fund is a series of Lincoln Variable Insurance Products Trust (the “Trust”). The Special Meeting of Shareholders, together with any postponements or adjournments thereof, (the “Meeting”) of the Acquired Funds is scheduled to be held over the internet on June 6, 2022 at 10:00 a.m., Eastern time. At the Meeting, the shareholders of the Acquired Funds who are entitled to vote at the Meeting will be asked to approve the proposals described below.

The Trust’s Board of Trustees (the “Board”) has called the Meeting to request shareholder approval of the reorganization of the Acquired Funds into the LVIP BlackRock Global Allocation Fund, a series of the Trust (the “Acquiring Fund”) (the “Reorganization”). Each series is managed by Lincoln Investment Advisors Corporation.

As an owner of a variable life insurance policy and/or a variable annuity contract or certificate that participates in the Acquired Funds through the investment divisions of a separate account or accounts established by The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“Lincoln New York”), you are entitled to instruct Lincoln Life and Lincoln New York, as applicable, how to vote each Acquired Fund shares related to your interest in those accounts held as of the close of business on February 22, 2022. (For convenience, contract owners and policy participants are referred to collectively as “Contract Owners.”) The attached Notice of Special Meeting of Shareholders and Combined Proxy Statement/Prospectus describe the matters to be considered at the Meeting. You should read the combined Proxy Statement and Prospectus prior to completing your voting instruction card.

The Board has approved each proposal and recommends that you vote “FOR” the proposal. Although the Board has determined that a vote “FOR” each proposal is in your best interest, as applicable, the final decision belongs to the Contract Owners.

If the Reorganization is approved and implemented, each Contract Owner that invests indirectly in an Acquired Fund will automatically become a Contract Owner that invests indirectly in the Acquiring Fund.

You are cordially invited to attend the Meeting. Since it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your voting instructions by completing, dating, and signing the enclosed voting instruction card and returning it in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions. For further information on how to provide voting instructions, please see the Contract Owners Voting Instructions included herein. Of course, we hope that you will be able to attend the Meeting, and if you wish, you may provide voting instructions virtually, even though you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet. Please respond promptly in order to save additional costs of proxy solicitation and in order to make sure you are represented.

Very truly yours,

/s/ Jayson R. Bronchetti
Jayson R. Bronchetti
President and Chairman
Lincoln Variable Insurance Products Trust

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To Be Held on June 6, 2022

LVIP BlackRock Advantage Allocation Fund

LVIP Franklin Templeton Multi-Asset Opportunities Fund

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

1301 South Harrison Street

Fort Wayne, Indiana 46802

(800) 4LINCOLN (454-6265)

Notice is hereby given that a Joint Special Meeting of Shareholders (the “Meeting”) of LVIP BlackRock Advantage Allocation Fund and LVIP Franklin Templeton Multi-Asset Opportunities Fund (each an “Acquired Fund”), each a series of Lincoln Variable Insurance Products Trust (the “Trust”), will be held on June 6, 2022 at 10:00 a.m., Eastern time, over the internet in a virtual meeting format.

The Meeting will be held to act on the following proposals:

1.

To approve the Agreement and Plan of Reorganization with respect to the reorganization of the LVIP BlackRock Advantage Allocation Fund into the LVIP BlackRock Global Allocation Fund, also a series of the Trust.

2.

To approve the Agreement and Plan of Reorganization with respect to the reorganization of the LVIP Franklin Templeton Multi-Asset Opportunities Fund into the LVIP BlackRock Global Allocation Fund, also a series of the Trust.

3.	To transact other business that may properly come before the Meeting or any adjournments thereof.

The Board unanimously recommends that you vote in favor of the proposal(s).

Only shareholders of record who owned shares of the Acquired Funds at the close of business on February 22, 2022 (the “Record Date”) are entitled to vote at the Meeting and at any adjournments or postponements thereof. If you are a shareholder of record of the Acquired Funds on the Record Date, you have the right, and are being asked, to direct the persons listed on the enclosed voting instruction card as to how your shares should be voted.

Shares of the Acquired Funds are sold directly or indirectly primarily to separate accounts of The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“Lincoln New York”) that support certain variable annuity contracts and variable life insurance policies (the “Accounts”) issued by such companies. (For convenience, contract owners and policy participants are referred to collectively as “Contract Owners.”) Contract Owners have the right to instruct Lincoln Life and Lincoln New York, as applicable, as the record owners of shares of the Acquired Funds that are owned in the Accounts, how to vote the shares of the Acquired Funds that are attributable to those Accounts at the Meeting.

To assist you, a voting instruction card is enclosed. In addition, a Combined Proxy Statement/Prospectus describing the matters to be voted on at the Meeting or any adjournment(s) thereof is included with this Notice. The enclosed voting instruction card is being solicited on behalf of the Board of Trustees of the Trust.

We realize that you may not be able to attend the Meeting. However, we do need your voting instructions. Whether or not you plan to attend the Meeting, please promptly complete, sign, and return each voting instruction card included with this Combined Proxy Statement/Prospectus in the enclosed postage-paid envelope or provide your voting instructions by mail, telephone, or through the Internet as explained in the enclosed Combined Proxy Statement/Prospectus. If you decide to attend the Meeting, you may revoke your prior voting instructions and provide voting instructions or your virtual vote. The number of shares of an Acquired Fund attributable to you will be voted in accordance with your voting instruction card.

If you have any questions about the Meeting, please feel free to call (800) 4LINCOLN (454-6265).

By Order of the Board of Trustees of the Trust,

/s/ Samuel K. Goldstein
Samuel K. Goldstein
Assistant Secretary
April 18, 2022

Important notice regarding the availability of proxy materials for the shareholder Meeting to be held on June 6, 2022: this Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, and the form of voting instruction card are available on the Internet at www.meetnow.global/MRD9P56.

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND AND VOTE ON THE PROPOSALS

We are providing you with this overview of the proposal on which your vote is requested as applicable. Please read the full text of the Combined Proxy Statement/Prospectus, which contains additional information about each proposal, and keep it for future reference. Your vote is important.

Questions and Answers

Q.	Why are you sending me the Combined Proxy Statement/Prospectus?

A.

You are receiving a Combined Proxy Statement/Prospectus because you beneficially owned shares of an Acquired Fund noted in the chart below as of February 22, 2022 and you have the right to vote on a very important proposal. The Combined Proxy Statement/Prospectus contains information that you should know before voting on a proposal which, if approved and consummated, will result in important changes to your investment.

Q.	What am I being asked to vote upon?

A.

You are being asked to approve an Agreement and Plan of Reorganization (the “Agreement”) to effect the reorganization of the Acquired Fund(s) of which you own shares into the Acquiring Fund as indicated in the table below.

Acquired Fund	Acquiring Fund
LVIP BlackRock Advantage Allocation Fund	LVIP BlackRock Global Allocation Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund

If shareholders of an Acquired Fund approve the Agreement and certain other closing conditions are satisfied or waived, the Standard Class shares and Service Class shares you currently own of an Acquired Fund would be exchanged for the same value of Standard Class shares and Service Class shares, respectively, of the Acquiring Fund. We refer to each transaction as a “Reorganization.”

Q.	Why has the Board approved each Reorganization proposal?

A.

The Board concluded that the Reorganization is in the best interests of the Acquiring Fund and each Acquired Fund. The Board based its approval on several factors, such as the investment objective and principal investment strategies of the

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Acquiring Fund that would allow shareholders of each Acquired Fund to have a reasonably similar investment experience after the Reorganization considering similarities between the Funds’ principal risks, investment strategies, and investment objectives (as described below under “Comparison of Investment Objectives, Policies and Strategies”); the Acquiring Fund’s equal to or lower net expense ratio for each class of shares (as described below under “Comparative Fee and Expense Tables”); the comparative performance of the Funds (as described below under “Comparative Performance Information”); reasonable prospects for garnering additional assets for the Acquiring Fund to achieve economies of scale after the Reorganization; and the agreement (discussed below) of the Funds’ investment adviser to pay all costs related to the Reorganization. Further information on the Board’s considerations is included under. Further information on the Board’s considerations is included under “Board Considerations.”

Q.	What will happen to the existing shares?

A.

Immediately after each Reorganization, you indirectly will own shares of the Acquiring Fund that are equal in total net asset value, as of the closing date of the Reorganization, to the shares of the applicable Acquired Fund held as of such time. Therefore, your investment will not lose value as a result of the Reorganizations.

Q.	Are there any significant differences between the investment objectives, principal investment strategies, and principal risks of each Acquired Fund and the Acquiring Fund?

A.

Each Acquired Fund has substantially similar investment objective to the Acquiring Fund. The principal investment strategies and principal risks of the Acquired Funds are similar to those of the Acquiring Fund. See “Comparison of Investment Objectives, Policies Strategies” section below for additional information.

Q.	How do the fees and expenses compare?

A.

The net annual fund operating expense ratio of the Acquiring Fund is lower than the net annual fund operating expense ratio of the LVIP BlackRock Advantage Allocation Fund and the LVIP Franklin Templeton Multi-Asset Opportunities Fund, taking into account the Acquiring Fund’s expense cap. As a result, following the Reorganizations, former investors in the Acquired Funds will experience an immediate reduction in costs. In addition, the management fees and gross expenses for the Acquiring Fund are lower than those of the Acquired Funds. In addition, Lincoln Investment Advisors Corporation (“LIAC”), the investment adviser to each Fund, has contractually agreed to reimburse the expenses of the Acquiring Fund for at least two years following each

2

Reorganization to the extent required to prevent the net annual fund operating expense ratio of Standard Class shares from exceeding 0.71% and Service Class shares from exceeding 0.96%. Operating expenses for Acquiring Fund may increase after two years if this waiver is not renewed.

The section entitled “Comparison of Fees and Expenses” of the Combined Proxy Statement/ Prospectus compares the fees and expenses of the Funds in detail.

Q.	Will there be any sales load, commission or other transactional fee in connection with the Reorganizations?

A.

No. The shares of each Acquired Fund that you own will be exchanged for an equal value of shares of the same class of the Acquiring Fund without the imposition of any sales load, commission or other transactional fee.

Q.	What are the expected federal income tax consequences of the Reorganizations?

A.

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. Therefore, each Acquired Fund and its shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes as a direct result of a Reorganization.

Q.	Has the Board considered the Agreement and the Reorganizations, and how does it recommend that I vote?

A.	The Board, including the Independent Trustees, has carefully considered the Agreement and the Reorganizations and unanimously recommends that you vote “FOR” the Agreement.

Q.	What is the anticipated timing of the Reorganizations?

A.	The Reorganizations are expected to occur on or about June 10, 2022 (the “Closing Date”).

Q.	What will happen if shareholders of an Acquired Fund do not approve the Agreement?

A.

The Reorganizations are not contingent on each other, so if only one is approved the Board will consider various options for the remaining Acquired Fund. If shareholders of an Acquired Fund do not approve the Agreement or if a Reorganization is not completed for any other reason, the Board, on behalf of the applicable Acquired Fund, will consider other possible courses of action, including continuing to operate the Acquired Fund as a stand-alone fund, merging the Acquired Fund into another fund, or liquidating the Acquired Fund.

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Q.	Will any Acquired Fund or the Acquiring Fund pay the costs of this proxy solicitation or any direct costs in connection with the proposed Reorganizations?

A.

No. None of the Acquired Funds or the Acquiring Fund will bear these costs. LIAC will bear all expenses of the Reorganizations as set forth in the Agreement, including the portfolio brokerage costs associated with repositioning the portfolios, whether or not the Reorganizations are consummated. The cost of the Reorganization are estimated to be approximately $91,000. In the Reorganizations, it is anticipated that each Acquired Fund will sell or redeem approximately 100% of its portfolio and the Acquiring Fund will deploy the resulting cash to increase the size of positions in securities held by the Acquiring Fund at the time of the Reorganizations.

Q.	How do I vote my shares?

A.	For your convenience, there are several ways you can vote:

•	By telephone (call the toll-free number listed on your proxy card or cards)

•	By Internet (log on to the website listed on your proxy card or cards)

•	By mail (using the enclosed postage prepaid envelope)

•	By attending the virtual shareholder meeting (using the instructions included with this Combined Proxy Statement/Prospectus)

We encourage you to vote as soon as possible so we can reach the needed quorum for the vote and avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card(s) for instructions for voting by telephone, Internet or mail.

Q.	How Can I Attend the Joint Special Meeting?

A.

You will be able to attend the Joint Special Meeting online and submit your questions during the meeting by visiting www.meetnow.global/MRD9P56. You will also be able to vote your shares online by attending the Joint Special Meeting by webcast. To participate in the Joint Special Meeting, you will need to log on using the control number from your Voting Instruction Card. The control number and password can be found in the shaded box.

The June 6, 2022 online Joint Special Meeting will begin promptly at 10:00 a.m. Eastern time. We encourage you to access the meeting prior to the start time leaving ample time for check in. Please follow the access instructions as outlined in the Combined Proxy Statement/Prospectus.

Q.	Whom should I call if I have questions?

A.	If you need any assistance, or have any questions regarding the Agreement, the Reorganizations or how to vote your shares, please call Computershare at 1-800-337-3503.

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COMBINED PROXY STATEMENT/PROSPECTUS

April 18, 2022

LVIP BlackRock Advantage Allocation Fund

LVIP Franklin Templeton Multi-Asset Opportunities Fund

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

1301 South Harrison Street

Fort Wayne, Indiana 46802

(800) 4LINCOLN (454-6265)

Introduction

This combined proxy statement/prospectus (the “Combined Proxy Statement/Prospectus”) is being furnished to shareholders of the LVIP BlackRock Advantage Allocation Fund and the LVIP Franklin Templeton Multi-Asset Opportunities Fund (each, an “Acquired Fund”). This Combined Proxy Statement/Prospectus is also being furnished to annuity and insurance contract owners (“Contract Owner”) who beneficially owned shares of an Acquired Fund. The Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”), of which the Acquired Funds are series, are soliciting votes for a joint special meeting (together with any postponements or adjournments thereof, the “Meeting”) of shareholders of the Acquired Funds. The meeting will be held on June 6, 2022 at 10:00 a.m., Eastern Time, over the internet.

The purpose of the Meeting is for shareholders of each Acquired Fund to consider and vote upon the following proposal:

1.

To approve an Agreement and Plan of Reorganization with respect to the reorganization of the LVIP BlackRock Advantage Allocation Fund into the LVIP BlackRock Global Allocation Fund, also a series of the Trust.

2.

To approve an Agreement and Plan of Reorganization with respect to the reorganization of the LVIP Franklin Templeton Multi-Asset Opportunities Fund into the LVIP BlackRock Global Allocation Fund, also a series of the Trust.

3.	To transact other business that may properly come before the Meeting or any adjournments thereof.

Only shareholders of record who owned shares of the Acquired Fund at the close of business on February 22, 2022 (the “Record Date”) are entitled to vote at the Meeting and at any adjournments or postponements thereof.

We sometimes refer to the Acquired Funds and the Acquiring Fund collectively as the “Funds.” Shares of the Funds are sold directly or indirectly to separate accounts of

1

The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“Lincoln New York”) that support certain variable annuity contracts and variable life insurance policies (the “Accounts”) issued by such insurance companies. (For convenience, contract owners and policy participants are referred to collectively as “Contract Owners”). Contract Owners have the right to instruct Lincoln Life and Lincoln New York, as applicable, as the record owners of shares of the Acquired Fund that are owned in the Accounts, how to vote the shares that are attributable to those Accounts at the Meeting.

This Combined Proxy Statement/Prospectus contains information that shareholders of the Acquired Funds should know before voting on the Agreement that is described herein and sets forth concisely the information about the Acquiring Fund that a prospective investor ought to know before investing in the Acquiring Fund. This Combined Proxy Statement/Prospectus should be retained for future reference. It is both the proxy statement of the Acquired Funds and also a prospectus for the Acquiring Fund. Each Acquired Fund and Acquiring Fund is a registered open-end management investment company.

In the Reorganizations, the value of the Acquiring Fund shares that you will receive will be the same as the value of the shares of the Acquired Fund that you held immediately prior to the Reorganization. Each Reorganization is intended to be a tax-free reorganization for federal income tax purposes, meaning that you should not be required to pay any federal income tax as a direct result of the Reorganizations. No sales load, commission, or other transactional fee will be imposed in connection with the Reorganizations.

The Board has fixed the close of business on February 22, 2022 as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Meeting. Each shareholder of an Acquired Fund shall be entitled to one vote for each full share owned, and a fractional vote for each fractional share owned. Shareholders of all classes of each Acquired Fund will vote as a single class on the Agreement. We intend to mail this Combined Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card on or about April 18, 2022 to all shareholders entitled to vote at the Meeting.

After careful consideration of the proposed Agreement and the Reorganizations, the Board has unanimously approved the Agreement. If shareholders of the Acquired Funds do not approve the Agreement, the Board will consider what further action is appropriate.

This Combined Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Acquired Fund.

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The following are incorporated by reference into this Combined Proxy Statement/Prospectus and contain additional information about the Funds:

•	The prospectuses and statements of additional information for the Acquired Funds, dated May 1, 2021 (File No. 033-70742; Accession No. 0001193125-21-143874);

•	The supplement for the Acquired Funds, dated March 9, 2022 (File No. 033-70742; Accession No. 0001193125-22-070673);

•	The prospectus and statement of additional information for the Acquiring Fund, dated May 1, 2021 (File No. 033-70742; Accession No. 0001193125-21-1438745);

•	The supplement for the Acquiring Fund, dated March 9, 2022 (File No. 033-70742; Accession No. 0001193125-22-070519);

•	The Annual Reports to shareholders of the Acquired Funds and Acquiring Fund for the fiscal year ended December 31, 2021 (Accession No. 0001193125-22-068816); and

•	The Semi-Annual Reports to shareholders of the Acquired Funds and Acquiring Fund for the six months ended June 30, 2021 (Accession No. 0001193125-21-265122);

The above documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectuses of the Acquired Funds and the Acquiring Fund and supplements thereto are incorporated herein by reference and are legally deemed to be part of this Combined Proxy Statement/Prospectus. The Statement of Additional Information to this Combined Proxy Statement/Prospectus (“SAI”), dated the same date as this Combined Proxy Statement/Prospectus, is incorporated by reference, is deemed to be part of this Combined Proxy Statement/Prospectus, and is available upon oral or written request from the Trust, at the address and toll-free telephone number noted below. The Funds’ prospectuses, most recent Annual Report to Shareholders containing audited financial statements for the most recent fiscal year, and most recent Semi-Annual Report to Shareholders are available on the Funds’ website at www.lfg.com/lvip.

Copies of all of these documents are available upon request without charge by visiting, writing to, or calling Lincoln Variable Insurance Products Trust, 1301 South Harrison Street, Fort Wayne, IN 46802, (800) 454-6265.

You also may view or obtain these documents from the SEC’s website at www.sec.gov. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-0102.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Combined Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

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1

SUMMARY

Overview

On March 7-8, 2022, the Board, on behalf of each Fund, unanimously voted to approve the Agreement, subject to approval by shareholders of each Acquired Fund and other closing conditions.

In each Reorganization, the Acquired Fund will transfer its assets and liabilities to the Acquiring Fund. The Acquiring Fund will then issue shares to the Acquired Fund, which will distribute such shares pro rata to shareholders of the Acquired Fund. Any shares you beneficially own of the Acquired Fund at the time of the Reorganization will be cancelled and you will receive shares, in the same share class, of the Acquiring Fund having a value equal to the net asset value of your shares of an Acquired Fund. No gain or loss for federal income tax purposes is expected to be recognized by any shareholder of an Acquired Fund as a direct result of the Reorganizations. If the Agreement is approved by shareholders and certain other conditions are met, the Reorganizations are expected to occur on or about June 10, 2022.

We recommend that you read the enclosed Combined Proxy Statement/Prospectus. In addition to the detailed information in the Combined Proxy Statement/Prospectus, the following discussion provides an overview of key information about the Reorganization.

Reasons for the Reorganizations

The proposed Reorganizations are part the continuing effort of Lincoln Investment Advisors Corporation (“LIAC”), the Funds’ investment adviser, to maintain a streamlined Fund lineup that includes investment strategies with solid performance, the potential to garner significant assets, and reasonable fees. The Acquired Funds and the Acquiring Fund all have 50%-70% equity exposures. The Acquired Funds have been offered for several years but did not achieve economies of scale. In contrast, the Acquiring Fund has far more scale and market reach.

The Acquiring Fund is managed using similar, though of course not identical, investment strategies, and has similar risks to the Acquired Funds (as described below under “Comparison of Investment Objectives, Policies and Strategies”), which would allow shareholders of each Acquired Fund to have a reasonably similar investment experience after the Reorganizations. The Acquiring Fund’s expense ratio is lower than that of the Acquired Funds (as described below under “Comparative Fee and Expense Tables”). LIAC believes that Acquired Funds’ investors will have reasonably similar investment experiences, at the same or a lower cost, after the Reorganizations. Management believes that the Acquiring Fund will meet the investment expectations of investors in the Acquired Fund.

LIAC considered other options for action, including liquidating the Acquired Funds or restructuring them. Liquidating the Acquired Funds is less desirable because the Acquiring Fund is a suitable investment option for Acquired Fund investors, while a liquidation would force Acquired Fund investors to transfer to a money market fund and to be uninvested while they choose another suitable investment. Restructuring the Acquired Funds is not as useful an option for Acquired Fund investors because no viable restructuring of the Acquired Funds would address their lack of size, and a change of strategy would potentially deviate from investor expectations. In contrast, the Reorganizations allow investors to continue investing in a viable multi-asset fund.

The Funds’ distribution, purchase, and redemption procedures and exchange rights are identical.

The Funds have identical distribution policies and federal income tax considerations.

The Reorganizations are conditioned upon, among other things, the receipt of an opinion of counsel to the effect that the Reorganizations will not be taxable events to contractholders because all Fund shares are held through tax-deferred variable insurance and annuity products pursuant to provisions of the Internal Revenue Code specific to such products.

Comparison of Investment Objectives, Policies and Strategies

As shown in the section entitled “Comparison of Investment Objectives, Policies and Strategies” in this Combined Proxy Statement/Prospectus, the Acquiring Fund has an investment objective substantially similar to that of each Acquired Fund. The Acquiring Fund’s investment objective is to seek high total investment return. The LVIP BlackRock Advantage Allocation Fund’s investment objective is to seek to provide total return. The LVIP Franklin Templeton Multi-Asset Opportunities Fund’s (the “Franklin Fund”) investment objective is to seek long-term growth of capital.

Each Fund invests in a global mix of equity and debt securities. Each Fund maintains a similar range of allocation amongst these asset classes. The Funds all may invest in derivatives to a similar extent. The LVIP Franklin Templeton Multi-Asset Opportunities Fund carries out its strategy using a fund of funds structure, while the LVIP BlackRock Advantage Allocation Fund and LVIP BlackRock Global Allocation Fund invest directly in a portfolio of securities.

The Funds have the same fundamental investment policies and restrictions. A description of such policies and restrictions can be found in the section of the Funds’ SAI entitled “Fundamental Investment Restrictions.”

The Acquiring Fund has similar principal investment strategies as each Acquired Fund. Please see the section entitled “Comparison of Investment Objectives, Policies and Strategies” in this Combined Proxy Statement/Prospectus for a comparison of the principal investment strategies of the Funds and a description of the material differences in the principal investment strategies between each Acquired Fund and the Acquiring Fund.

Comparison of Principal Risks

Because the Acquiring Fund has a substantially similar investment objective and similar principal investment strategies and principal risks as each Acquired Fund, the Reorganizations generally should not change the risk/return profile for Fund shareholders.

The section entitled “Comparison of Principal Risks” in this Combined Proxy Statement/Prospectus shows a comparison of these risks and highlights any material differences. In addition, the prospectus of the Acquiring Fund contains a discussion of its risks. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s statement of additional information. The cover page of this Combined Proxy Statement/Prospectus describes how you can obtain a copy of the statement of additional information.

The principal risks associated with the Funds are similar, however, there are some differences. Notably, the following are new risks that are present in the Acquiring Fund but not in the Acquired Funds: commodities-related investment risks, commodity-related subsidiary tax risk, distressed securities risk, futures risk, hedging risk, high yield loan risk, short sale risk, structured notes risk, subsidiary risk, and warrants risk.

Both the Acquired Funds and Acquiring Fund may be subject to other investment restrictions that are not identified above. The full list of each Acquired Fund’s and the Acquiring Fund’s investment restrictions may be found in its respective statement of additional information. See the cover page of this Combined Proxy Statement/Prospectus for a description of how you can obtain a copy of the Acquired Funds’ and Acquiring Fund’s statements of additional information.

Comparison of Fees and Expenses

The following table compares the shareholder fees and annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of each Acquired Fund with the shareholder fees and pro forma expense ratios of the Acquiring Fund. Pro forma expense ratios of the Acquiring Fund give effect to the Reorganizations. The pro forma expense ratios shown project anticipated expenses, but actual expenses may be greater or less than those shown. The table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Because the completion of one Reorganization is not dependent upon completion of the other, there are combinations of Reorganizations that may occur in addition to those presented below. However, the Acquiring Fund’s fees and expenses will not change if only one (but not the other) Reorganization is completed. As shown below, the LIAC will limit the Acquiring Fund’s expense ratio for two years from the closing date of each Reorganization as necessary to ensure that the total expense ratio of the Acquiring Fund does not exceed 0.71% of the Fund’s average daily net assets for the Standard Class and 0.96% for the Service Class. If this expense limit is not renewed upon the end of the two years after the closing date of the applicable Reorganization, the expense ratio of the Acquiring Fund after two years from the closing date of the Reorganization would be higher than the expenses shown below.

	Acquired Funds		Acquiring Fund
	LVIP BlackRock Advantage Allocation Fund	LVIP Franklin Templeton Multi-Asset Opportunities Fund	LVIP BlackRock Global Allocation Fund	LVIP BlackRock Global Allocation Fund Pro Forma Combined
Standard Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management Fees	0.65%	0.75%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	None	None	None	None
Other Expenses[1]	0.58%	0.20%	0.15%	0.14%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.40%	0.01%	0.01%
Total annual fund operating expenses	1.24%[2]	1.35%[2]	0.80%[2]	0.79%
Less Fee Waiver and Expense Reimbursement	(0.50%)[3]	(0.53%)[4]	(0.07%)[5]	(0.06%)[5]
Net annual fund operating expenses	0.74%	0.82%	0.73%	0.73%

Service Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management Fees	0.65%	0.75%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses[1]	0.58%	0.20%	0.15%	0.14%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.40%	0.01%	0.01%
Total annual fund operating expenses	1.49%[2]	1.60%[2]	1.05%[2]	1.04%[2]
Less Fee Waiver and Expense Reimbursement	(0.50%)[3]	(0.53%)[4]	(0.07%)[5]	(0.06%)[5]
Net annual fund operating expenses	0.99%	1.07%	0.98%	0.98%

1.

Fees and expenses for each Acquired Fund are based on those incurred by it for the fiscal year ended December 31, 2021, and for the Acquiring Fund are restated to reflect the current structure of the Fund effective April 1, 2022. The pro forma fees and expenses of the Acquiring Fund are calculated as if the Reorganization were in effect for the fiscal year ended December 31, 2021.
2.

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include AFFE.

3.

LIAC has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.73% of the Fund’s average daily net assets for the Standard Class and 0.98% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

4.

LIAC has contractually agreed to waive the following portion of its advisory fee: 0.43% of the Fund’s average daily net assets. LIAC has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.42% of the Fund’s average daily net assets for the Standard Class and 0.67% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2023, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

5.

Adjusted to reflect the current expense limitations of the Acquiring Fund. LIAC has contractually agreed to reimburse the Acquiring Fund to the extent that the Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, underlying fund fees and expenses or “AFFE”, extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of such Fund’s business) exceed 0.71% of the Fund’s average daily net assets for the Standard Class and 0.96% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2023 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser. LIAC has also contractually agreed to limit the Acquiring Fund’s Total Annual Fund Operating Expenses (excluding AFFE and interest expense) at the levels shown above for at least two years following the Reorganizations. The agreement cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and LIAC.

Expense Examples

The Examples are intended to help you compare the costs of investing in different classes of an Acquired Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization of an Acquired Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the tables above.

The Examples assume that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.

Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the first year only for the Acquired Funds and the Acquiring Fund. Accordingly, the expense reimbursements applicable to the Acquiring Fund are not reflected in years three through ten of the table. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any), applicable to the Acquiring Fund at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. The results apply whether or not you redeem your investment at the end of the given period. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
LVIP BlackRock Advantage Allocation Fund
Standard Class	$75	$341	$628	$1,444
Service Class	$100	$419	$760	$1,726
LVIP Franklin Templeton Multi-Asset Opportunities Fund
Standard Class	$86	$382	$699	$1,600
Service Class	$111	$459	$831	$1,877
LVIP BlackRock Global Allocation Fund
Standard Class	$75	$248	$437	$983
Service Class	$100	$327	$573	$1,276
Pro Forma Combined LVIP BlackRock Global Allocation Fund
Standard Class	$75	$248	$437	$983
Service Class	$100	$327	$573	$1,276

The Examples are not a representation of past or future expenses. Each Acquired Fund’s and the Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Acquired Fund’s or the Acquiring Fund’s projected or actual performance.

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Agreement, see the section entitled “Board Considerations” in this Combined Proxy Statement/Prospectus.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During the fiscal year ended December 31, 2021, the portfolio turnover rates for the LVIP BlackRock Advantage Allocation Fund and the LVIP Franklin Templeton Multi-Asset Opportunities Fund were 230% and 31%, respectively. The portfolio turnover rate for the Acquiring Fund was 136%.

BOARD CONSIDERATIONS

Reasons for the Reorganizations. LIAC recommended the Reorganizations to the Board and believes that the Reorganizations are in the best interests of the Acquired Funds and the Acquiring Fund. The Acquired Funds and the Acquiring Fund have substantially similar investment objectives in that the Acquiring Fund seeks high total investment return, the LVIP BlackRock Advantage Allocation Fund (the “Advantage Fund”) seeks to provide total return, and the LVIP Franklin Templeton Multi-Asset Opportunities Fund seeks long-term growth of capital. Moreover, the Funds also have similar, but not identical, investment strategies and the Acquiring Fund’s expense ratio is lower than that of the Acquired Funds. The Acquired Funds and the Acquiring Fund also all have 50%-70% equity exposure. The Board considered LIAC’s view that the Reorganizations were expected to afford shareholders of the Acquired Funds reasonably similar investment experiences, at the same or a lower cost, and that the Acquiring Fund will meet investment expectations of investors in the Acquired Funds.

Board Considerations. On March 7-8, 2022, the Board of the Trust met to consider the proposed Reorganizations of the Acquired Funds into the Acquiring Fund. The Board reviewed and evaluated such information as it deemed necessary to consider the Reorganizations, including the information presented by LIAC. The Independent Trustees were assisted in their review of the information by independent legal counsel. In determining whether to approve each Reorganization, subject to approval by the shareholders of the respective Acquired Fund, the Board made inquiry into and considered, among others, the following factors, in no order of priority:

1.

the investment objective and principal investment strategies of the Acquiring Fund that would allow shareholders of each Acquired Fund to have a reasonably similar investment experience, at the same or a lower cost, after the applicable Reorganization;

2.	the Acquiring Fund’s current net advisory fee rate and proposed net advisory fee rate post-Reorganization;

3.	the Acquiring Fund’s current net annual operating expense ratio and expected net annual operating expense ratio post-Reorganization;

4.	LIAC’s agreement to cap the Acquiring Fund’s expenses for at least two years following the closing of each Reorganization;

5.	the comparative investment performance of the Funds;

6.	the reasonable prospects for garnering additional assets for the Acquiring Fund to achieve economies of scale post-Reorganization;

7.	the absence of any material differences in the rights of shareholders of the Funds;

8.	any direct or indirect benefits expected to be derived by LIAC and its affiliates from each Reorganization;

9.	the expected tax-free nature of each Reorganization to contract holders;

10.	the estimated legal, proxy, and portfolio transitioning costs in connection with each Reorganization and LIAC’s representation that it will pay the costs of the Reorganization;

11.	LIAC’s representation that each Reorganization will not result in any dilution of the shareholders of the respective Acquired Fund or the Acquiring Fund;

12.	the terms and conditions of the Agreement and Plan of Reorganization;

13.

LIAC’s representation that if shareholder approval is received for only one of the two Reorganizations, the Reorganization approved by shareholders will proceed and LIAC will consider the options available for the Reorganization that is not approved by shareholders; and

14.	possible alternatives to each Reorganization, including liquidating or restructuring the respective Acquired Fund.

At the meeting, the Board, including a majority of the Independent Trustees, approved each Reorganization after carefully considering the above factors and concluding that participation in each Reorganization is in the best interests of the respective Acquired Fund and the Acquiring Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganizations.

The Board unanimously recommends that you vote FOR the Proposals.

OTHER IMPORTANT INFORMATION ABOUT THE REORGANIZATIONS

Comparison of Investment Objectives, Policies and Strategies

The Funds have substantially similar investment objectives. The objective of the Acquiring Fund is to seek high total investment return. The objective of the LVIP BlackRock Advantage Allocation Fund is to seek to provide total return. The objective of the LVIP Franklin Templeton Multi-Asset Opportunities Fund is to seek long-term growth of capital.

The Funds have the same fundamental investment policies and restrictions. A description of such policies and restrictions can be found in the section of the Funds’ SAI entitled “Fundamental Investment Restrictions.”

The following table compares the investment objectives and the principal investment policies and strategies of the Acquired Funds with those of the Acquiring Fund. Each Fund invests in a global mix of equity and debt securities. Each Fund maintains a similar range of allocation amongst these asset classes. The Funds all may invest in derivatives to a similar extent. The LVIP Franklin Templeton Multi-Asset Opportunities Fund carries out its strategy using a fund of funds structure, while the LVIP BlackRock Advantage Allocation Fund and LVIP BlackRock Global Allocation Fund invest directly in a portfolio of securities. The Board may change the investment objective of a Fund without a vote of that Fund’s shareholders. For more detailed information about a Fund’s investment strategies and risks, see the Fund’s prospectus.

	Acquired Funds		Acquiring Fund
	LVIP BlackRock Advantage Allocation Fund	LVIP Franklin Templeton Multi-Asset Opportunities Fund	LVIP BlackRock Global Allocation Fund
Investment Objective	The investment objective of the Fund is to seek to provide total return.	The investment objective of the Fund is to seek long- term growth of capital.	The investment objective of the Fund is to seek high total investment return.

	This objective is non-fundamental and may be changed without shareholder approval.	This objective is non-fundamental and may be changed without shareholder approval.	This objective is non-fundamental and may be changed without shareholder approval.

Principal Investment Strategies	BlackRock Investment Management, LLC (“BlackRock” or the “Sub-Adviser”) to serve as the Fund’s sub-adviser. The Sub-Adviser is responsible for the	Franklin Advisers, Inc. (“FAV”) serves as the sub-adviser to the Fund. In managing the Fund, FAV may utilize sub-sub- Advisers, K2/D&S Management Co., L.L.C., Templeton Investment	The Fund pursues its investment objective by investing in both equity and debt securities, including money market securities and other short-term securities or

Acquired Funds			Acquiring Fund

day-to-day management of the Fund’s assets.

The Fund follows two investment strategies: a target allocation of 50% equity and 50% fixed income. The equity component solely utilizes BlackRock’s Systematic Active Equity MSCI ACWI Alpha Tilts strategy (“Equity Strategy”), while the fixed income strategy solely utilizes BlackRock’s Model Based Core Active Bond strategy (“Bond Strategy”). A new investment into the Fund will be allocated 50% into the Equity Strategy and 50% into the Bond Strategy; however, market movements may shift the Fund’s portfolio allocation over time. On at least a quarterly basis, the Sub-Adviser will review the Fund’s portfolio allocation relative to the Fund’s investment objective and strategies and may rebalance the weightings in the portfolio holdings to align with the Fund’s target allocation strategy.

Equity Strategy. The Equity Strategy focuses on delivering consistent and differentiated capital appreciation that is not easily replicated with portfolios based

Counsel LLC, and Franklin Templeton Institutional, LLC, which are affiliates of FAV (collectively, the “Sub-Adviser”), and wholly owned subsidiaries of by Franklin Resources, Inc. (“Franklin”), the parent company of FAV. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.

The Fund operates under a “fund of funds” structure. The Fund invests substantially all of its assets in mutual funds and exchange- traded funds (“ETFs”) (collectively, “Underlying Funds”) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The following table shows the target allocation and allowable ranges (based on percentage of net assets) that the Fund expects to invest in for each asset class. Allocations for each asset class may vary within the allowable ranges from the target percentages set for the fund.

instruments, of issuers located around the world.

Lincoln Investment Advisors Corporation serves as the investment adviser to the Fund. BlackRock Investment Management, LLC (“BlackRock” or “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.

The Fund, under normal circumstances, invests in a portfolio of equity, debt and money market securities. Generally, the Fund’s portfolio will include both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants, or securities or other instruments whose price is linked to the value of common stock. At any given time, however, the Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Fund mainly seeks securities that the Sub-Adviser believes are undervalued. The Fund may buy debt securities of varying maturities, debt securities paying a

Asset Class	Target Allocation	Ranges
U.S. Equity	40%	10-65%
International Equity (Including Emerging Markets)	15%	0-25%
Fixed Income	45%	35-65%

Acquired Funds	Acquiring Fund

on well known risk factors such as value or momentum. We source insights from various datasets seeking to identify and capture less well-known drivers of market returns.

The Equity Strategy primarily seeks to buy common stock (including both growth and value stocks) and may also invest in preferred stock and convertible securities. The Strategy may invest in shares of companies through “new issues” or initial public offerings (IPOs). The Equity Strategy may invest in securities of any market capitalization.

Equity securities include securities representing shares of ownership of a corporation (“common stock”), preferred stock, securities convertible into common stock and securities or other instruments, the price of which is linked to the value of common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Convertible securities typically pay current

The Underlying Funds, which are managed by Franklin and other unaffiliated investment advisers, invest in a variety of U.S. and foreign equity, fixed income and derivative investments. The Fund may have exposure to a wide variety of investments through the Underlying Funds including, but not limited to: (i) emerging or developing markets securities; (ii) equity securities including common stock, preferred stock and convertible securities, in any market capitalization range; (iii) fixed income securities including bonds, notes, debentures, banker’s acceptances, commercial paper and mortgage- backed securities (including to-be-announced transactions) or asset- backed securities, of any maturity, duration or credit rating (including bonds that are below investment grade, other- wise known as “junk” bonds); (iv) certain derivative instruments, including futures contracts, forward contracts, options and swaps; and (v) cash or cash-related instruments. The Fund also may utilize currency-related instruments to manage currency risk.

An active allocation approach is used when

fixed or fluctuating rate of interest, and debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, credit-linked notes, loan assignments and loan participations. In addition, the Fund may invest up to 35% of its total assets in below investment grade securities (otherwise known as “junk” bonds), corporate loans, and distressed securities.

The Fund may also invest in real estate investment trusts (“REITs”) and securities related to real assets (like real estate- or precious metals-related securities) such as stock, bonds, or convertible bonds issued by REITs or companies that mine precious metals. REITs are companies that own interests in real estate or in real estate related loans or other interests,

Acquired Funds	Acquiring Fund

income as either interest (debt security convertibles) or dividends (preferred stock), and their value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Securities selected will consist primarily of equity securities of companies with similar characteristics to the companies included in the MSCI All Country World Index that the Sub-Adviser selects using a proprietary quantitative model. The model is designed to select stocks based on an analysis of a wide range of factors, such as relative value; earnings quality; market sentiment; and thematic insights. BlackRock considers risk parameters in deciding upon the Equity Strategy’s aggregate securities holdings, and factors trading costs into its stock selection process.

The Equity Strategy may use derivatives, including futures, contracts for difference, swap agreements and/or foreign exchange transactions, to manage the risk and return of the Strategy. In order to selecting investments for the Fund. The Sub-Adviser has the flexibility to determine the level of investment in each asset class within the allowable range. Within each asset class, the Sub-Adviser has flexibility to select the approximate investment styles for investment. Descriptions of the primary investment styles utilized for the Fund within each asset class are listed below:

U.S. Equity: U.S. equity are securities of companies organized, or having majority of their assets, or earning a majority of their operating income, inside of the U.S.

Growth Equity: Growth equity are stocks of companies that appear to offer superior opportunities for growth of capital. Growth companies typically pay little or no dividends.

Value Equity: Value equity are stocks of companies believed to be undervalued with long- term capital appreciation potential.

International Equity: International (foreign) equity are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the U.S.

Emerging Markets: An emerging market country is

and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code of 1986, as amended.

When choosing investments, BlackRock considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Fund

Acquired Funds	Acquiring Fund

manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts. Derivatives are instruments that have a value based on another instrument, exchange rate or index, including but not limited to the MSCI All Country World Index. The use of futures, contracts for difference, swaps or foreign exchange transactions can be effective in managing the risk and return of the Fund.

Bond Strategy. The Bond Strategy utilizes a scientific and risk-controlled process in building a fixed income portfolio. The scientific approach in the process focuses on a systematic approach that ensures the portfolio considers risk and return. Risk controls identify opportunities and balance risk and is ultimately translated into portfolio investments.

Fixed-income securities in the Bond Strategy may include: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or defined as an emerging or developing economy by the International Monetary Fund as defined as such by MSCI. The countries included in this definition will change over time. The Sub-Adviser may invest up to 5% of the assets allocated to equity in emerging markets.

Fixed Income (bonds and cash equivalents): Fixed income securities principally among the U.S. investment grade, U.S. high yield, international developed markets, and emerging markets sectors. The Sub-Adviser may invest up to 5% of the assets allocated to fixed income in high yield bonds (otherwise known as “junk” bonds).

Exchange-Traded Funds: ETFs are similar to conventional mutual funds but are priced and traded like individual stocks, typically on a stock exchange. ETFs generally combine the advantages of the trading flexibility and continual pricing of individual stocks and bonds.

The Sub-Adviser selects Underlying Funds based on their predominant asset class (e.g., U.S. equity, International equity including emerging markets equity or fixed income). When selecting equity funds, the generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund has no geographic limits on where it may invest. This flexibility allows the Sub-Adviser to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the Fund’s objective. The Fund may invest in the securities of companies of any market capitalization.

Generally, the Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Fund may emphasize foreign securities when the Sub-Adviser expects these investments to outperform U.S. securities. When choosing investment markets, the Sub-Adviser considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the

Acquired Funds	Acquiring Fund
guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. issuers; municipal securities; asset-backed securities; and U.S.-registered dollar-denominated debt obligations of foreign issuers. The Bond Strategy may invest in bonds issued by companies located in countries other than the United States, including companies in emerging markets. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Bond Strategy seeks to invest a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. The Bond Strategy may invest up to 10% of the Bond Strategy assets in securities rated below investment grade (“high yield” or “junk” bonds) or bonds determined by the Sub-Adviser to be of similar quality. The	Sub-Adviser considers the Underlying Funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, the Sub-Adviser focuses primarily on maximizing income, appropriate to the Fund’s risk profile and considers the duration and maturity of the Underlying Funds’ portfolios. The risk profile of Underlying Funds also is considered when determining allocations. In evaluating the risk level of the Underlying Funds, the Sub-Adviser analyzes such factors as: (a) relative and absolute performance, including correlations with other Underlying Funds as well as corresponding benchmarks, and (b) volatility (the variability of returns from one period to the next).

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.

Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy. The Fund will also invest in non-U.S. currencies. The Fund may underweight or overweight a currency based on the Sub-Adviser’s outlook.

The Fund’s composite benchmark is an unmanaged weighted index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index. The Fund’s weighting in non-U.S. securities may often exceed the 40% composite benchmark weighting.

Under normal circumstances, the Fund will allocate a substantial amount (approximately 40% or more—unless market conditions are not deemed favorable by BlackRock, in which case the Fund would

Acquired Funds	Acquiring Fund

Bond Strategy may invest in bonds of any maturity or duration.

The Bond Strategy may invest a significant portion of its assets in U.S. agency mortgage pass-through securities, which are securities issued by entities such as the Government National Mortgage Association and the Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage-backed securities to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts – referred to as“to be announced” (TBA) transactions – on a regular basis.

The Bond Strategy may use derivatives, such as futures contracts, options and various other instruments. The Bond Strategy may also invest in derivatives based on foreign currencies. In addition, the Bond Strategy may use derivatives and short sales to enhance returns as part of an invest at least 30%) of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the U.S., (iii) issuers which primarily trade in a market located outside the U.S., or (iv) issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries including the United States (but in no less than three different countries). For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.

The Fund may invest in individual securities, baskets of securities or particular measurements of value or rate, and may consider a variety of factors and systematic inputs. The Sub-Adviser may employ derivatives for a variety of reasons, including but not

Acquired Funds	Acquiring Fund

overall investment strategy or to offset a potential decline in the value of other holdings (“hedge”), although the Bond Strategy is not required to hedge.

The Fund may engage in frequent and active trading of portfolio investments.

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.

limited to, adjusting the Fund’s exposures to markets, sectors, asset classes and securities. As a result, the economic exposure of the Fund to any particular market, sector, or asset class may vary relative to the market value of any particular exposure.

The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The Fund may invest in indexed securities and inverse securities. The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds that invest exclusively in commodities and are designed to provide this

Acquired Funds	Acquiring Fund

exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in LVIP BlackRock Global Allocation Fund Cayman, Ltd (the “Subsidiary”), a wholly-owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments.

The Fund may engage in frequent and active trading of its portfolio investments.

The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. As a result, the Adviser and sub-adviser, in managing the

Acquired Funds	Acquiring Fund

Subsidiary’s portfolio, is subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. These policies and restrictions are described in detail in the statement of additional information. The Fund’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Board regarding the Subsidiary’s compliance with its policies and procedures. The Fund and Subsidiary test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary complies with asset segregation requirements to the same extent as the Fund.

The Adviser provides investment management and other services to the

Acquired Funds	Acquiring Fund

Subsidiary. BlackRock serves as sub-adviser to the Subsidiary.

Neither the Adviser nor BlackRock receives separate compensation from the Subsidiary for providing it with investment management or administrative services. However, the Fund pays the Adviser based on the Fund’s assets, including the assets invested in the Subsidiary. The Subsidiary will also enter into separate contracts for the provision of custody and audit services with the same or with affiliates of the same service providers that provide those services to the Fund.

The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports. The Fund’s Annual and Semi-Annual Reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of this prospectus.

Acquired Funds	Acquiring Fund

Please refer to the SAI for additional information about the organization and management of the Subsidiary.

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.

Comparison of Principal Risks

The table below compares the principal risks of investing in each Fund, and the discussion below the table provides additional information on the risks that apply to the Acquiring Fund.

In addition, the prospectus of the Acquiring Fund contains a discussion of its risks. The principal risks associated with the Funds are similar, however, there are some differences. Notably, the following are new risks that are present in the Acquiring Fund but not in the Acquired Funds: commodities-related investment risks, commodity-related subsidiary tax risk, distressed securities risk, futures risk, hedging risk, high yield loan risk, short sale risk, structured notes risk, subsidiary risk, and warrants risk. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI. The cover page of this Combined Proxy Statement/Prospectus describes how you can obtain a copy of the SAI.

Principal Risks	LVIP BlackRock Advantage Allocation Fund	LVIP Franklin Templeton Multi-Asset Opportunities Fund	LVIP BlackRock Global Allocation Fund
Asset Allocation Risk	✓	✓
Asset-backed Securities Risk		✓	✓
Active Management Risk	✓	✓	✓
Below Investment Grade Bond Risk	✓		✓
Collateralized Debt Obligations (CDOs) Risk		✓
Commodities-Related Investment Risks			✓
Commodity-Related Subsidiary Tax Risk			✓

Principal Risks	LVIP BlackRock Advantage Allocation Fund	LVIP Franklin Templeton Multi-Asset Opportunities Fund	LVIP BlackRock Global Allocation Fund
Convertible Bond Risk		✓	✓
Credit Risk	✓	✓	✓
Currency Management Strategy Risk		✓
Derivatives Risk	✓	✓	✓
Distressed Securities Risk			✓
Emerging Markets Risk	✓	✓	✓
Event Risk		✓
Exchange-Traded Fund (“ETF”) Risk		✓
Floating and Variable Rate Securities Risk		✓
Foreign Investments Risk	✓	✓	✓
Foreign Currency Risk	✓	✓
Fund of Funds Risk		✓
Futures Risk			✓
Growth Stocks Risk	✓	✓	✓
Hedging Risk			✓
High Yield Loan Risk			✓
Interest Rate Risk	✓	✓	✓
Issuer Risk	✓	✓	✓
Leveraging Risk		✓	✓
Limited Portfolio Holdings Risk		✓
Liquidity Risk	✓	✓	✓
Market Risk	✓	✓	✓
Model and Data Risk		✓
Mortgage-Backed Securities Risk	✓	✓	✓
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk	✓	✓
Natural Disaster/Epidemic Risk	✓	✓	✓
Portfolio Turnover Risk	✓		✓
Prepayment Risk	✓	✓	✓
Real Estate and Real Estate Investment Trusts (REITs) Risk		✓	✓
Regional Risk	✓	✓	✓
Short Sale Risk			✓
Small- and Medium-Cap Companies Risk	✓	✓	✓
Sovereign Debt Risk		✓	✓
Structured Notes Risk			✓
Subsidiary Risk			✓
Value Stocks Risk	✓	✓	✓
Warrants Risk			✓

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Acquiring Fund.

Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of the security, an industry, a sector of the economy, or the overall securities market.

Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions.

Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.

Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.

Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.

Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or change in interest rates.

Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.

Asset-backed Securities Risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are prepaid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.

Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent, if interest rates rose by one percent.

In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.

Numerous factors can cause interest rates to rise, including, but not limited to changes to central bank or government monetary policies and general economic conditions. These factors are especially relevant under current economic conditions because interest rates are at or near historically low levels. The Fund is subject to heightened levels of interest rate risk due to a variety of factors, including but not limited to, current economic conditions, the Federal Reserve Board’s monetary policy outlook, changes in inflation, and a reduction in the demand for low-yielding investments.

Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.

The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).

In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.

Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.

High Yield Loan Risk. Bank loans (e.g., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default than traditional bonds and may be less liquid and/or become illiquid. Although certain loans are secured by collateral, there could be delays or limitations in realizing on such collateral or the collateral holder’s interest may be subordinated to other indebtedness of the obligor. Economic conditions or other events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. No active trading market may exist for some loans and certain loans may be subject to restrictions upon resale. The inability to dispose of loans in a timely fashion could result in losses.

Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risk as apply to the underlying security.

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.

Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.

The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.

Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.

Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.

Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Real Estate and Real Estate Investment Trusts (REITs) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and rates), declines in real estate values or other risks related to local or general economic conditions, the financial condition of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing, potential environmental liabilities; and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in real estate securities. Real estate companies may be highly leveraged, and financial covenants may affect the ability of these companies to operate effectively. These companies typically are subject to risks normally associated with debt financing. In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict that company’s range of operating activity. Such a company may, therefore, be limited from incurring additional indebtedness, selling its assets, and engaging in mergers or making acquisitions that may be beneficial to its operations.

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and/or maintain an exemption from the registration requirements of the Investment Company Act of 1940.

Commodities-Related Investment Risks. Exposure to the commodities markets may subject a fund to greater volatility than investments in traditional securities. In addition, the Fund’s exposure to investments in physical commodities presents unique risks. Investing in physical commodities, including through commodity-linked derivative instruments such as commodity-linked total return swaps, commodity-linked futures, and options thereon, is speculative.

The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity.

Certain commodities are used primarily in one industry, and fluctuations in levels of activity in (or the availability of alternative resources to) one industry may have a disproportionate effect on global demand for a particular commodity. Moreover, growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.

Commodity-Related Subsidiary Tax Risk. The Fund will have exposure to commodity-related instruments through its investment in the Underlying Portfolios, which may invest in commodity-related instruments and other derivatives through a wholly owned subsidiary of the Underlying Portfolios (“Subsidiary”) established in the Cayman Islands. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might not qualify as a regulated investment company and therefore, would be subject to federal income tax at the Fund level. The Internal Revenue Service (IRS) has issued a number of private letter rulings to other mutual funds, upon which the Fund cannot rely, which indicate that income from a fund’s investment in a wholly owned foreign subsidiary that invests in commodity-linked derivatives instruments, such as the Subsidiary, constitutes qualifying income. However, the IRS suspended the issuance of further such rulings in 2011 pending a review of its position. The Underlying Portfolio intends to treat the income from its investment in the Subsidiary as qualifying income realized in connection with the investment in the stock of the Subsidiary. There can be no assurance that this position will be accepted by the IRS or, if challenged, by a court. Moreover, if the IRS were to issue guidance, or Congress were to enact legislation, that adversely affects the tax treatment of the Underlying Portfolio’s investment in the Subsidiary (which guidance might be applied retroactively to the Underlying Portfolio’s investment in the Subsidiary), it could limit the Fund’s ability to pursue its investment strategy. In this event, the Fund’s board of trustees may authorize a change in investment strategy. The Fund also may incur transaction and other costs to comply with any guidance from the IRS. The Underlying Portfolio also intends to limit its investment in the Subsidiary to no more than 25% of the value of its total assets in order to satisfy certain asset diversification requirements for taxation as a regulated investment company.

Subsidiary Risk. By investing in a subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The commodity-related instruments held by the Fund’s subsidiary (the “Subsidiary”) are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Related Investment Risks”

above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s prospectus and Statement of Additional Information (“SAI”) and could adversely affect the Fund.

Distressed Securities Risk. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. A fund that invests in distressed securities will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. Consequently, the fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Structured Notes Risk. Structured notes and other related instruments are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes a fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

Warrants Risk. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Derivatives Risk. Derivatives, such as futures, forwards, options, swaps, structured securities and other instruments are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments that involve a small initial investment relative to the risk assumed may be considered to be “leveraged,” which can magnify or otherwise increase investment losses.

The performance of a derivative instrument generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivative instruments were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative instrument may provide no such hedging benefit. Additionally, there is no guarantee that a liquid secondary market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contacts are also subject to the creditworthiness of clearing organizations and exchanges; futures in particular are subject to the credit risk of futures commission merchants. Derivatives can also be difficult to value, especially in declining markets.

Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a brokerage firm or other institutional buyer in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps will be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bi-laterally negotiated contracts, central clearing will not make swap transactions risk-free.

Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund. In October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, the final rule requires mutual funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and derivatives risk management program and reporting requirements. These requirements may limit the ability of the Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies and may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also result in liquidating portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so. Losses on derivatives may exceed the amount invested.

Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.

There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Short Sale Risk. Short sale strategies entail certain unique risks. When selling a security short, the Fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short.

In addition, if the Fund had to deliver the securities sold short when other short sellers of the security also want to close out their positions, a “short squeeze” can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund’s loss on a long position arises from decreases in the value of the security and therefore is limited because the security’s value cannot drop below zero. The Fund’s securities held long may decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect performance. High portfolio turnover (e.g., over 100%) generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund’s portfolio investments.

Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security.

Liquidity risk also may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund.

Comparison of Investment Advisers and Sub-Advisers

The table below compares the investment adviser, sub-advisers and portfolio managers for the Acquired Funds and the Acquiring Fund. The Investment Adviser and Sub-Adviser for the Acquiring Fund will continue to serve in this capacity after the Reorganization.

	(Acquired Funds)		(Acquiring Fund)
	LVIP BlackRock Advantage Allocation Fund	LVIP Franklin Templeton Multi-Asset Opportunities Fund	LVIP BlackRock Global Allocation Fund
Investment Adviser	Lincoln Investment Advisors Corporation	Lincoln Investment Advisors Corporation	Lincoln Investment Advisors Corporation

Investment Sub-Adviser	BlackRock Investment Management, LLC	Franklin Advisers, Inc.	BlackRock Investment Management, LLC

Portfolio Managers	LIAC: • Jay Shearon, Assistant Vice President, has managed the Acquired Fund since May 2016. BlackRock Investment Management, LLC:	Franklin Advisers, Inc, • Thomas Nelson, CFA, Senior Vice President and Head of Asset Allocation Portfolio Management, has managed the	BlackRock Investment Management, LLC: • Rick Rieder, Managing Director, has managed the Acquiring Fund since April 2019; • Russ Koesterich, CFA, Managing Director, has managed the

(Acquired Funds)		(Acquiring Fund)
LVIP BlackRock Advantage Allocation Fund	LVIP Franklin Templeton Multi-Asset Opportunities Fund	LVIP BlackRock Global Allocation Fund

•  Raffaele Savi, Managing Director, has managed the Acquired Fund since May 2017;

•  Kevin Franklin, Managing Director, has managed the Acquired Fund since May 2017;

•  Scott Radell, CFA, Managing Director, has managed the Acquired Fund since May 2017; and

•  Jasmita Mohan, Director, has managed the Acquired Fund since May 2021.

	Acquired Fund since May 2014.	Acquiring Fund since April 2019; and • David Clayton, CFA, Managing Director, has managed the Acquiring Fund since April 2019.

The Adviser

LIAC is the investment adviser to the Funds. Pursuant to an investment management agreement, LIAC manages the portfolio investments for each series of the Trust and reports to the Board. LIAC is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIAC’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LIAC (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation, a publicly-held insurance holding company organized under Indiana law which, through its subsidiaries, provides insurance and financial services nationwide. As of December 31, 2021, LIAC had approximately $126.4 billion in assets under management.

The Acquiring Fund employs a “manager of managers” structure to manage the Acquiring Fund, which means that LIAC delegates the management of the Acquiring

Fund to sub-advisers. To use this structure, the Trust, on behalf of the Acquiring Fund, has received an exemptive order from the SEC (Release Nos. 29170 and 29197) to permit LIAC—with Board approval—to enter into and amend a sub-advisory agreement for the Acquiring Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Acquiring Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, LIAC is not permitted to hire affiliated sub-advisers without shareholder approval. The sub-advisers are paid by LIAC from its management fee.

A description of the Acquiring Fund’s portfolio managers is shown below. The Acquiring Fund’s statement of additional information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

The Acquiring Fund’s Sub-Adviser

LIAC has retained BlackRock Investment Management, LLC to manage the Acquiring Fund’s primary strategy.

BlackRock Investment Management, LLC (“BlackRock”) is located at 1 University Square Drive, Princeton, NJ 08540-6455. BlackRock is an affiliate of BlackRock Advisors, LLC, a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $10 trillion in assets under management as of December 31, 2021.

Rick Rieder, Russ Koesterich, and David Clayton are jointly and primarily responsible for the day to day management of the Acquiring Fund’s assets.

Rick Rieder is a Managing Director of BlackRock and joined BlackRock in 2009. He is BlackRock’s Chief Investment Officer of Global Fixed Income, Head of Global Allocation Investment Team, a member of BlackRock’s Global Operating Committee, and Chairman of the firm-wide BlackRock Investment Council. Mr. Rieder holds a B.B.A. degree in Finance from Emory University and an M.B.A. from The Wharton School of the University of Pennsylvania.

Russ Koesterich, CFA, JD, is a Managing Director of BlackRock and a Portfolio Manager on the Global Allocation team. He joined BlackRock in 2005. Mr. Koesterich earned a B.A. in history from Brandeis University, a J.D. from Boston College and an M.B.A. from Columbia University. He is a Chartered Financial Analyst® (CFA) Charterholder.

David Clayton, CFA, JD, is a Managing Director of BlackRock and a Portfolio Manager on the Global Allocation team. He joined BlackRock in 2010. Mr. Clayton holds a B.A. from the University of Western Ontario and an M.B.A. and L.L.B. from Dalhousie University. He is a Chartered Financial Analyst® (CFA) Charterholder.

Management and Administrative Fees

For its management services to the Acquiring Fund, LIAC is entitled to an advisory fee (as a percentage of average daily net assets) of 0.64% per annum, which is lower than the management fee of the Acquired Funds.

Lincoln Life serves as the Administrator of the Trust. The Funds are all subject to the same administration fees. The administrative services provided to the Trust by Lincoln Life include, among others, coordinating all service providers; providing corporate secretary services; providing personnel and office space; providing certain trading operations; maintaining each Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. As Administrator, Lincoln Life also provides contractholder services, such as responding to operational inquiries from contractholders about accounts and the Funds; processing purchase and redemption orders with the Funds’ transfer agent; providing contractholders with automatic investment services; providing periodic account information to contractholders; interfacing between the Funds’ transfer agent and contractholder activity systems; providing subaccounting with respect to Fund shares; and forwarding communications from the Funds to contractholders. The Trust reimburses Lincoln Life for the cost of administrative, internal legal and corporate secretary services, and pays a fee to Lincoln Life for contractholder services.

Expense Limitation Agreement

LIAC has entered into an expense limitation agreement with the Trust which will continue at least through April 30, 2023 and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Pursuant to that agreement, LIAC has generally agreed in respect of the Funds that, to the extent that the ordinary operating expenses incurred by a Fund in any fiscal year, including without limitation the advisory fee payable to LIAC and amounts payable pursuant to the Trust’s distribution and service plan adopted pursuant to Rule 12b-1 (as described in greater detail below under “Description of the Securities to be Issued”), but excluding interest, taxes, brokerage commissions, underlying fund fees and expenses or “AFFE”, extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of such Fund’s business, exceed a stated operating expense limit (expressed as a percentage of the average daily net assets of such Fund), such excess amount shall be the liability of LIAC.

With respect to the Acquiring Fund, effective April 1, 2022, operating expenses for Standard Class shares and Service Class shares are limited under the expense limitation agreement to 0.71% and 0.96%, respectively. LIAC has contractually agreed to reimburse the expenses of the Acquiring Fund for two years following a

Reorganization to the extent required to prevent the net annual fund operating expense ratio of Standard Class shares from exceeding 0.71% and Service Class shares from exceeding 0.96%.

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of choosing to invest in each Fund. The information shows how each Fund’s investment results have varied from year to year and how the average annual total returns of each Fund’s share classes through December 31, 2021 compare with those of a broad measure of market performance. The return of the broad-based market index shown in the right hand column below is the return of the index since the Fund’s inception. Past performance is not an indication of future performance.

The bar chart shows performance of each Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Acquiring Fund: LVIP BlackRock Global Allocation Fund – Standard Class Performance as of December 31*

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2020 at 14.71%. The Fund’s lowest return for a quarter occurred in the first quarter of 2020 at (12.65%).

	Average Annual Total Returns For periods ended 12/31/21
	1 year	Since Inception	Inception Date
LVIP BlackRock Global Allocation Fund – Standard Class	7.55%	12.97%	4/29/2019
LVIP BlackRock Global Allocation Fund – Service Class	7.31%	12.73%	4/29/2019
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	28.71%	21.96%
BlackRock Global Allocation Composite (reflects no deductions for fees, expenses, or taxes)	10.23%	12.13%

Acquired Fund: LVIP BlackRock Advantage Allocation Fund – Standard Class Performance as of December 31*

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2020 at 12.34%. The Fund’s lowest return for a quarter occurred in the third quarter of 2020 at (10.32%).

	Average Annual Total Returns For periods ended 12/31/21
	1 year	5 years	10 years	Inception Date
LVIP BlackRock Advantage Allocation Fund –Standard Class	7.71%	8.99%	7.79%	7/28/1988
LVIP BlackRock Advantage Allocation Fund – Service Class	7.43%	8.72%	7.52%	5/1/2000
MSCI All Country World Index (reflects no deductions for fees, expenses, or taxes)	18.54%	14.40%	11.85%
BlackRock Advantage Allocation Composite (reflects no deductions for fees, expenses, or taxes)	8.21%	9.34%	7.60%

Acquired Fund: LVIP Franklin Templeton Multi-Asset Opportunities Fund – Standard Class Performance as of December 31*

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2020 at 13.58%. The Fund’s lowest return for a quarter occurred in the first quarter of 2020 at (11.95%).

	Average Annual Total Returns For periods ended 12/31/21
	1 year	5 years	Since Inception	Inception Date
LVIP Franklin Templeton Multi-Asset Opportunities Fund – Standard Class	11.25%	9.99%	6.36%	5/1/2014
LVIP Franklin Templeton Multi-Asset Opportunities Fund – Service Class	10.98%	9.72%	6.09%	5/1/2014
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	(1.54%)	3.57%	3.15%
Franklin Multi-Asset Opportunities Composite (reflects no deductions for fees, expenses, or taxes)	11.91%	10.73%	8.46%

The Acquiring Fund will be the accounting survivor of each Reorganization. The surviving fund will have the portfolio manager, portfolio composition, investment goal, expense structure and investment policies and limitations of the Acquiring Fund, and the Acquiring Fund has significantly more assets than either Acquired Fund. The Acquired Funds and Acquiring Fund are similar in age.

Share Classes and Distribution Arrangements

Each Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee (as disclosed in the “Comparison of Fees and Expenses” table and described above in “Description of the Securities to Be Issued”), which has been adopted pursuant to a distribution and service plan (the “Plan”). Each Fund offers shares to insurance companies for allocation to certain of their Accounts. Each Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or Accounts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by a Fund’s Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan’s terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.

LIAC and its affiliates, including LFD, and/or a Fund’s sub-advisers, if any, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change a Fund’s net asset value, or the price of its shares, as such payments are not made from Fund assets. For more information, please see the statement of additional information.

Payments to Broker-Dealers and other Financial Intermediaries

Shares of the Funds are available only through the purchase of Accounts issued by certain life insurance companies. Parties related to a Fund (such as a Fund’s principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include a Fund as an investment option in its Accounts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of Accounts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend Accounts that offer Fund shares. The prospectus or other disclosure documents for the Accounts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary’s website for more information.

Pricing of Fund Shares

Each Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). A Fund’s NAV is the value of a single Fund share. Each Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.

An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.

A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, a Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.

Fund Assets Other Than Underlying Funds. Each Fund typically values its assets based on “market price.” Market price is typically an equity security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed-income securities are valued based on “amortized cost.”

In certain circumstances, a Fund may value its portfolio securities at “fair value” as determined in good faith under procedures established by the Fund’s Board. The fair value of portfolio securities may differ from quoted or published prices for the same securities that the Board believes are unreliable. Fair value pricing involves subjective judgments, and it is possible that a security’s fair value price is materially different than the value realized upon the sale of that security.

Each Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If a Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third party vendor modeling tools to the extent available.

Underlying Fund Assets. If a Fund invests in one or more mutual funds (each an “underlying fund”), the Fund values underlying fund shares at their respective NAVs. For more information regarding the determination of an underlying fund’s NAV, including when the underlying fund will fair value its portfolio securities and the effects of using fair value pricing, see the underlying fund’s prospectus and Statement of Additional Information.

Buying and Selling Shares

The Funds’ distribution, purchase, and redemption procedures and exchange rights are identical. Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by Lincoln Life and Lincoln New York, and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding each Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Trust.

A Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost. A Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, a Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV, is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.

A Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.

Market Timing

Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect a Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of a Fund’s portfolio, and increase a Fund’s brokerage and administrative costs. As a result, the Funds strongly discourage such trading activity. To protect the Funds and their shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.

Investors may seek to exploit delays between a change in the value of a Fund’s portfolio holdings, and the time when that change is reflected in the NAV of the Fund’s shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. Each Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of a Fund’s portfolio securities.

Each Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Each Fund and LIAC each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of a Fund or LIAC, the transaction may adversely affect a Fund or its shareholders.

Each Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.

Each Fund also may rely on frequent trading policies established by such insurance companies. If a Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that a Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Distribution Policy and Federal Tax Consequences

The Funds have identical distribution policies and federal income tax considerations. Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year a Fund earns income or gains. Each Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.

Distributions a Fund makes to its shareholders ordinarily do not cause owners of the underlying Accounts to recognize income or gain for federal income tax purposes at the time of distribution. Contract owners are generally taxed only on the amounts they withdraw from their Accounts. See the prospectus for your variable contract for further federal income tax information.

The Reorganizations are conditioned upon, among other things, the receipt of an opinion of counsel to the effect that the Reorganizations will not be taxable events to contractholders pursuant to IRC § 817(h).

Comparison of Business Structures, Shareholder Rights, and Applicable Law

Each Fund is a series of the Trust, a Delaware statutory trust. The Trust is an open-end management investment company. The Trust’s Board is responsible for the overall management of the Trust and each of its series (the “funds”). The Trust issues shares of beneficial interest that are currently divided among one hundred and fourteen (114) distinct funds, each with its own investment strategy and risk/reward profile.

The operations of each Fund are governed by the Trust’s Agreement and Declaration of Trust and By-Laws, each as amended. The operations of each Fund are also governed by applicable Delaware law and are subject to the provisions of the 1940 Act and the roles and regulations of the SEC thereunder.

Fiscal Year

The Acquiring Fund has the same fiscal year as the Acquired Funds: December 31.

Description of the Securities to be Issued

The shareholders of the Acquired Funds will receive shares of the Acquiring Fund in accordance with the procedures provided for in the Agreement. Each such share will be validly issued, fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

The Acquiring Fund is a series of the Trust. The Trust may issue an unlimited number of authorized shares of beneficial interest, with no par value. The Amended and restated Agreement and Declaration of Trust (“the Declaration of Trust”) authorizes the Board to issue shares in different series and classes. In addition, the Declaration of Trust authorizes the Board to create new series and to name the rights and preferences of the shareholders of each series. The Board does not need additional shareholder action to divide the shares into separate series or classes or to name the shareholders’ rights and preferences.

The Trust currently offers Standard Class and Service Class shares of the Acquiring Fund. The Trust has adopted, in the manner prescribed under Rule 12b-1 under the 1940 Act, a plan of distribution pertaining to the Service Class shares of the Acquiring Fund. Pursuant to this plan, the Acquiring Fund pays its principal underwriter, Lincoln Financial Distributors, Inc., out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or Accounts offering Service Class shares. The maximum distribution and/or service (12b-1) fee for the Acquiring Fund’s Service Class shares is equal to an annual rate of 0.35% of the average daily net assets attributable to such share class. As with the 12b-1 fees paid by Service Class shares of the Acquired Funds, these distribution/service fees are paid out of the Acquiring Fund’s Service Class assets on an ongoing basis, and over time these fees will increase your cost of investing and may cost more than paying other types of charges.

Security Ownership of Certain Beneficial Owners

Because the Funds are available as investments for Accounts offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with voting instructions received by owners of the Accounts.

For the Funds, the insurance companies include, without limitation, (1) Lincoln Life, an Indiana insurance company, at 1301 South Harrison Street, Fort Wayne, IN 46802; and (2) Lincoln New York, a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802.

As of the Record Date, there were no shareholders of the Funds that held 5% or more (or 25% or more) of a Fund’s outstanding shares, except for the insurance company shareholders. Any fund of funds would exercise voting rights attributable to ownership of shares of the Funds in accordance with the proxy voting policies established by the fund of funds.

Potential Benefits of the Reorganization to LIAC and its Affiliates

LIAC may realize benefits in connection with the Reorganizations. For example, the profitability from the fees payable to LIAC and its affiliates in connection with the Acquiring Fund may be higher than the profits derived from the fees paid by the Acquired Funds. This could have a positive impact on Lincoln Life’s profitability and/or financial position.

CAPITALIZATION

The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and net asset value per share of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the Acquired Funds. The following tables are as of December 31, 2021 and assume that each Reorganization has taken place as of that date. The capitalizations will be different on the Closing Date based on various factors, such as daily Acquired Fund share purchase, redemption, and market activity. Because completion of one Reorganization is not dependent upon completion of the other, there are combinations of Reorganizations that may occur in addition to those presented.

	LVIP Franklin Templeton Multi-Asset Opportunities Fund	LVIP BlackRock Advantage Allocation Fund	LVIP BlackRock Global Allocation Fund	Pro Forma Adjustments	LVIP BlackRock Global Allocation Fund (pro forma)
Net Assets
Standard Class	$1,785,264	$45,063,483	$929,685,555	$—	$976,534,302
Service Class	$41,536,950	$30,913,790	$13,791	$—	$72,464,531
Total	$43,322,214	$75,977,273	$929,699,346	$—	$1,048,998,833
Net Asset Value Per Share
Standard Class	$12.415	$12.909	$12.691	$—	$12.691
Service Class	$12.401	$13.417	$12.699	$—	$12.699
Shares Outstanding
Standard Class	143,796	3,490,823	73,254,372	56,875	76,945,866
Service Class	3,349,558	2,304,071	1,086	51,602	5,706,317

In the Reorganizations, it is anticipated that the LVIP Franklin Templeton Multi-Asset Opportunities Fund will redeem its holdings of underlying funds, with the proceeds to be transferred to the Acquiring Fund. The LVIP BlackRock Advantage Allocation Fund is expected to sell approximately 100% of its portfolio, with the proceeds to be transferred to the Acquiring Fund. The Acquiring Fund will deploy the resulting cash to increase the size of positions in securities held by the Acquiring Fund at the time of the Reorganizations. As a result, it is expected that the Acquiring Fund’s portfolio post-Reorganizations will resemble as nearly as possible the Acquiring Fund’s portfolio pre-Reorganizations. Because LIAC has agreed to pay for these costs, the Acquiring Fund is not expected to incur brokerage commissions in connection with investing the proceeds of the Reorganizations.

The Acquired Funds’ portfolio turnover related to liquidating its portfolio in the Reorganizations would have resulted in realized gains of approximately $14,114,669 for financial reporting purposes and $13,814,045 on a tax basis if the securities had been sold as of December 31, 2021. This may result in a dividend and/or distribution to the Acquiring Fund’s shareholders after the Reorganization. Such dividend and/or distribution is not expected to be taxable for federal income tax purposes to Contract Owners.

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

The terms and conditions under which each Reorganization would be completed are contained in the Agreement. The following summary thereof is qualified in its entirety by reference to the Agreement, a form of which is included in Exhibit A.

In each Reorganization, the Acquiring Fund will acquire all the assets of the Acquired Funds in exchange solely for Acquiring Fund Shares and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities. The Agreement further provides that, on or as promptly as reasonably practicable after the Closing Date, the Acquired Funds will distribute the Acquiring Fund Shares it receives in the Reorganization to its shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract Owners). The number of full and fractional Acquiring Funds Shares each shareholder will receive will be equal in net asset value (as determined in accordance with the Trust’s normal valuation procedures), as of immediately after the close of business (generally 4:00 p.m., Eastern time) on the Closing Date, to the Acquired Funds Shares the shareholder holds at that time. After that distribution to an Acquired Funds’ shareholders, the Trust, on behalf of the Acquired Funds, will effect a complete termination of the Acquired Funds.

The Trust may terminate or delay the Agreement with respect to, and abandon or postpone, the Reorganization at any time prior to the Closing Date, before or after approval by the Acquired Funds’ shareholders, if circumstances develop that make proceeding with the Reorganization inadvisable. The consummation of Reorganization also is subject to various conditions, including approval of the Reorganization by the Acquired Funds’ shareholders, receipt of a tax opinion, completion of all filings with, and receipt of all necessary approvals, if any, from the SEC, and other customary corporate and securities matters. Subject to the satisfaction of those conditions, the applicable Reorganization will take place immediately after the close of business on the Closing Date.

The Board, including the Independent Trustees, has determined, with respect to each Fund, that the interests of the Fund’s existing shareholders will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Fund.

LIAC will pay for the costs of each Reorganization, such as printing and mailing, legal, accounting, proxy solicitation, and brokerage costs. These costs are estimated to be approximately $91,000.

Approval of the Agreement will require a majority vote of the Acquired Fund’s shareholders. Such majority is defined in the 1940 Act as the lesser of (1) 67% or more of the voting securities of the Acquired Fund present the Meeting, if the holders of more than 50% of its outstanding voting securities are present or represented by proxy, or (2) more than 50% of its outstanding voting securities. If the Agreement is not approved by an Acquired Fund’s shareholders or the Reorganization is not consummated for any other reason, the Board will consider other possible courses of action for that particular Acquired Fund. Please see “Information on Voting” below for more information.

INFORMATION ON VOTING

Voting Information

In addition to the solicitation of voting instruction cards by mail, the Trust’s officers and employees, without additional compensation, may solicit voting and proxy instructions in person, by telephone, and electronically, including through the Internet. The Trust will also engage a third-party vendor to solicit proxies from Contract Owners or shareholders. The agreement between Computershare Inc., a Delaware corporation (operating through its Computershare Fund Services division) (“CFS”) and Lincoln Life states that CFS will provide proxy solicitation and tabulation services for a fee, including out-of-pocket expenses, of approximately $33,000.

At the Meeting, Lincoln Life and Lincoln New York will vote each Acquired Fund’s shares held in the Accounts, in accordance with the instructions received from Contract Owners whose purchase payments were invested, as of the Record Date, in the Funds by the Accounts. For all Accounts that support variable annuity contracts, the number of votes which a Contract Owner may cast when instructing an insurance company how to vote is determined by applying the Contract Owner’s percentage interest in the Fund to the total number of votes attributable to that Fund. In determining the number of votes, fractional shares will be recognized. The number of votes which a Contract Owner may cast when instructing Lincoln Life and Lincoln New York, as applicable, how to vote is determined as one vote for each share. To the extent that any Acquired Fund shares are owned directly by a fund that operates as a “fund of funds,” such fund of funds will “echo” vote those shares directly in the same proportion as all other votes received from the other holders of the underlying Acquired Fund’s shares.

Lincoln Life and Lincoln New York will respectively vote (i) shares owned by Lincoln Life and Lincoln New York; and (ii) an Acquired Fund’s shares held by the Accounts for which no timely instructions are received, in proportion to the voting instructions which are received with respect to such Fund even if only a small number of Contract Owners provide voting instructions. Therefore, the vote of a small number of shareholders can affect the overall outcome since those fewer votes have a proportional impact.

All properly executed voting instruction cards received in time for the Meeting will be voted as specified in the voting instruction card. If voting instructions are properly executed and received in a timely manner but they contain no voting directions, the votes represented by those instructions will be cast FOR the applicable proposals considered at the Meeting.

Requisite Vote to Approve the Proposal

Approval of the Agreement and Plan of Reorganization will require a majority vote of the Acquired Fund’s shareholders. Such majority is defined in the 1940 Act as the lesser of (1) 67% or more of the voting securities of the Acquired Fund present at a meeting, if the holders of more than 50% of its outstanding voting securities are present or represented by proxy, or (2) more than 50% of its outstanding voting securities. If the Agreement and Plan of Reorganization is not approved by the Acquired Fund’s shareholders or the Reorganization is not consummated for any other reason, the Board will consider other possible courses of action.

Revocation of Voting Instructions and Proxies

Any Contract Owner who provides voting instructions has the power to revoke the instructions by (1) delivering to the Trust’s Secretary (at the Trust’s address provided on the cover page of this Combined Proxy Statement/Prospectus) written notice of revocation, or (2) submitting superseding voting instructions, in each case at any time prior to the date of the Meeting. Contract Owners may also revoke prior voting instructions by voting in person at the Meeting.

If you are a direct owner of Acquired Fund shares, you may revoke your proxy at any time before it is voted by sending a written notice to the Trust’s Secretary (at the Trust’s address provided on the cover page of this Proxy Statement/Prospectus) expressly revoking your proxy, by signing and forwarding to the Acquired Fund a later-dated proxy, or by attending the Meeting and voting in person.

Quorum

A quorum of shareholders is necessary to hold a valid meeting and to consider the proposals in this Proxy Statement/Prospectus. With respect to each proposal the holders of 33 1⁄3% of the outstanding shares of the applicable Acquired Fund, as appropriate on the Record Date, present in person or by proxy at the Meeting shall constitute a quorum. Shares that are subject to “echo” voting by Lincoln Life and Lincoln New York will be counted for purposes of determining quorum.

Effect of Abstentions and Broker Non-Votes

Abstentions with respect to any proposal will count as present for purposes of establishing a quorum, but will not count as votes cast. Accordingly, abstentions will have no effect on the Proposal or any proposal to adjourn the Meeting.

A broker non-vote occurs in connection with a shareholder meeting when the shareholders are asked to consider both “routine” and “non-routine” proposals. In such a case, if a broker-dealer votes on the “routine” proposal, but does not vote on the “non-routine” proposal because (a) the shares entitled to cast the vote are held by the broker-dealer in “street name” for the beneficial owner, (b) the broker-dealer lacks discretionary authority to vote the shares; and (c) the broker-dealer has not received voting instructions from the beneficial owner, a broker non-vote is said to occur with respect to the “non-routine” proposal. Because broker-dealers generally will not have discretionary authority to vote the shares held by the beneficial owners on the proposals and the proposals are the only items being submitted to shareholders for approval at the Meeting, the Trust does not expect there to be any broker non-votes on the proposals.

Adjournment

In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. In determining whether to adjourn the Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders. As stated above, abstentions will have no effect on any proposal to adjourn the Meeting. A shareholder vote may be taken with respect to the Trust or one or more of the Funds on any (but not all) of the proposals prior to any adjournment as to which sufficient votes have been received for approval.

Other Business

To the knowledge of the Board, there is no other business to be brought before the Meeting. However, if other matters do properly come before the Meeting, Lincoln Life and Lincoln New York intend to vote each Acquired Fund’s shares in accordance with the judgment of the Board on such matters. The persons named as proxies on the enclosed voting instruction card will vote their proxies in their discretion on any other items (other than the proposals) that properly come before the Meeting.

Contract Owner and Shareholder Proposals

Under authority granted to the Trustees by the Trust’s Bylaws, and pursuant to applicable law, special meetings are called as required. Contract Owners or shareholders desiring to hold their own proxy solicitations in order to submit proposals in years in which the annual meeting is not held may require that a special meeting be called if they can obtain the written request of Contract Owners indirectly or shareholders directly, representing certain stipulated percentages of the outstanding voting securities of the affected Fund. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or the Trust’s management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders. A Contract Owner or shareholder wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send his or her written proposals to the Trust’s Secretary at 1300 South Harrison Street, Fort Wayne, Indiana 46802. Proposals must be received a reasonable time before a Fund begins to print and mail the proxy materials for a meeting. More detailed information on these procedures for Contract Owners or shareholders may be obtained from Lincoln Life, Lincoln New York or the Trust’s Secretary.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of [        ] by Lincoln Variable Insurance Products Trust (the “Trust”), a Delaware statutory trust with its principal place of business at 1301 S. Harrison Street, Fort Wayne, Indiana 46802, on behalf of each of its series funds listed in Exhibit A hereto (the “Acquiring Fund” or “Acquired Fund,” as applicable), with respect to the reorganization transaction described herein. Lincoln Investment Advisors Corporation (“LIAC”) is a party to this agreement solely for purposes of section 10.2 hereof.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986 (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund as shown in Exhibit A hereto (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, as described in paragraph 1.3 herein, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and Acquiring Fund are separate investment series of a registered open-end investment management company and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust has also determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the Trust, on behalf of the of the Acquiring Fund and the Acquired Fund, respectively, hereby covenants and agrees as follows:

1.       TRANSFER OF ASSETS AND LIABILITIES OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1.    Subject to the requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its respective assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares as of the time and date set forth in paragraph 2.1 and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.    The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and dividends or interest receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.    The Acquiring Fund shall assume all of the liabilities of the Acquired Fund. The Acquired Fund shall deliver to the Acquiring Fund the Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date pursuant to paragraph 7.2 hereof.

1.4.    On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its respective shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.5.    Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to the classes of shares listed in Exhibit A, determined as of immediately after the close of business on the Closing Date (after giving effect to all redemptions received in good order on the Closing Date), on a pro rata basis within each class, the Acquiring Fund Shares of the class received by the Acquired Fund pursuant to paragraph 1.1 (as listed in Exhibit A) and (ii) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each class of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”). The aggregate net asset value of such classes of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that class owned by such shareholders on the Closing Date. All issued and outstanding classes of Acquired Fund shares as listed in Exhibit A will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.6.    Ownership of Acquiring Fund Shares of the Acquiring Fund will be shown on its books. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund’s current prospectus.

1.7.    Any reporting responsibility of an Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.8.    As soon as reasonably practicable after the Closing Date, the Acquired Fund shall make all filings and take all steps as shall be necessary and proper to effect its complete dissolution.

2.	VALUATION

2.1.    The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange (and after the declaration of any dividends and after giving effect to all redemptions received in good order on the Closing Date) (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Amended and Restated Agreement and Declaration of Trust and then-current prospectus and statement of additional information with respect to the relevant Acquiring Fund, and valuation procedures established by the Trust’s Board of Trustees (the “Board”).

2.2.    All computations of value shall be made by the Trust’s accounting agent and shall be subject to review by the Trust’s independent registered public accounting firm.

3.	CLOSING AND CLOSING DATE

3.1.    The Closing Date shall be [        ], 2022, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.

3.2.    The Trust shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (i) the Assets have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the Assets of the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Trust, on behalf of the Acquired Fund, shall direct the Custodian to deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940 (the “1940 Act”)) in which the Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by an Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.    The Trust shall direct The Lincoln National Life Insurance Company, as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that: (i) its records contain the names and addresses of the Acquired Fund Shareholders, and (ii) the number and percentage ownership of outstanding shares (of the classes listed in Exhibit A) owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Trust that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.    In the event that on the Valuation Date: (a) the New York Stock Exchange or another primary trading market for portfolio securities of an Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1.    The Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)    The Acquired Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Amended and Restated Agreement and Declaration of Trust and its Amended and Restated By-Laws, to own all of its properties and assets and to carry on its business as it is presently being conducted;

(b)    The Trust is a registered open-end investment management company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933 (the “1933 Act”), is in full force and effect;

(c)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), and the 1940 Act and such as may be required by state securities or blue sky laws;

(d)    The current prospectuses and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)    On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)    No Acquired Fund is engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a material violation of the Trust’s Amended and Restated Agreement and Declaration of Trust or its Amended and Restated By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, other than as disclosed to the Acquiring Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, other than as disclosed to the Acquiring Fund;

(g)    All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability, or will be continued with respect to each such Acquired Fund as of the Closing Date;

(h)    Except as otherwise disclosed in writing by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Trust, an Acquired Fund, or any of the Trust’s or an Acquired Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Except as otherwise disclosed in writing by the Trust, on behalf of the Acquired Fund, the Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)    The Statement of Assets and Liabilities and Portfolio of Investments of the Acquired Fund as of December 31, 2021, and the related Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the periods then ended, have been audited by Ernst & Young, an independent registered public accounting firm, included in its report dated [        ], and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date, and the results of its operations and the changes in its net assets for the year then ended, in accordance with U.S. GAAP, and there are no known material contingent liabilities of any Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)    If the Closing Date occurs during the second half of a calendar year, the Trust, on behalf of the Acquiring Fund, has been furnished with an unaudited Statement of Assets and Liabilities and Portfolio of Investments of the Acquired Fund as of June 30 of such calendar year, and the related unaudited Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the six-month period then ended. These statements are in accordance with U.S. GAAP and present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known material contingent liabilities of the Acquired Fund as of such date not disclosed therein;

(k)    Since December 31, 2021, there have not been any material adverse changes in any Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, in each case except as otherwise disclosed to the Acquiring Fund (for the purposes of this subparagraph (k), a decline in net asset value per share of an Acquired Fund due to declines in market values of securities in such Acquired Fund’s portfolio, the discharge of such Acquired Fund’s liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(l)    On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(m)    For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that will have accrued through the Closing Date;

(n)    All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust, and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3 of this Agreement. The Acquired Fund has no outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any Acquired Fund shares;

(o)    The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board of the Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of such Acquired Fund, enforceable against such Acquired Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(p)    The information to be furnished by the Acquired Fund for use in the registration statement and other documents filed or to be filed by the Trust with any federal, state or local regulatory authority that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects.

4.2.    The Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a)    The Acquiring Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Amended and Restated Agreement and Declaration of Trust and its Amended and Restated By-Laws to own all of its properties and assets and to carry on its business as it is presently being conducted;

(b)    The Trust is a registered open-end investment management company, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is, or will be as of the Closing Date, in full force and effect;

(c)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by an Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)    The current prospectuses and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)    No Acquiring Fund is engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a material violation of the Trust’s Amended and Restated Agreement and Declaration of Trust or its Amended and Restated By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund;

(f)    Except as otherwise disclosed in writing by the Trust, on behalf of the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Trust, an Acquiring Fund, or any of the Trust’s or an Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Except as otherwise disclosed in writing by the Trust, on behalf of the Acquiring Fund, the Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g)    All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be duly and validly issued and outstanding, fully paid and non-assessable by the Trust and will be offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. No Acquiring Fund has outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(h)    The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable against such Acquiring Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(i)    The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement (as listed in Exhibit A), will, on the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(j)    The Trust is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(k)    No Acquiring Fund has any unamortized or unpaid organizational fees or expenses;

(l)    On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns; and

(m)    For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will be eligible to do so and will do so for the taxable year including the Closing Date.

5.	COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1.    The Acquiring Fund and the Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include, without limitation, purchases and sales of portfolio securities, sales and redemptions of Acquired Fund shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.    The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder (as listed in Exhibit A) are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3.    The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.4.    Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5.    As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares (as listed in Exhibit A) received at the Closing.

5.6.    The Acquiring Fund and the Acquired Fund shall use commercially reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as reasonably practicable.

5.7.    The Trust, on behalf of the Acquired Fund, covenants that it will, from time to time after the Closing, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm: (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the Assets.

5.8.    The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.    All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.    The Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in its name by its President or a Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

6.3.    The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4.    The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization (as listed in Exhibit A) after such number has been calculated in accordance with paragraph 1.1 of this Agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.    All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.    The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of portfolio securities of the Acquired Fund showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust;

7.3.    The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are, in all material respects, true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

7.4.    The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date; and

7.5.    The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization (as listed in Exhibit A) after such number has been calculated in accordance with paragraph 1.1 of this Agreement.

7.6.    Prior to the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing: (i) all of the Acquired Fund’s investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and

171(a)(2) of the Code) and all of its net realized capital gains for the taxable year ending on the Closing Date (computed without regard to any deduction for dividends paid); and (ii) any undistributed investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and net realized capital gains from any prior period to the extent not otherwise already distributed.

7.7.    The Trust, on behalf of the Acquired Fund, shall have furnished to the Acquiring Fund, a certificate, signed by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to an Acquiring Fund pursuant to this Agreement computed in accordance with applicable sections of the Code and, with respect to securities, showing a breakdown by purchase lot.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Fund or with respect to the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.    On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.2.    All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or Acquired Fund, provided that either party hereto may for itself waive any of such conditions; and

8.3.    The parties shall have received one or more opinions of Dechert LLP, dated on or before the Closing Date, substantially to the effect that, assuming the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Code, the Reorganization will not be a taxable event for United States federal income tax purposes with respect to contract owners whose contract values are determined by investment in shares of the Acquired Fund (the “Tax Opinions”). For purposes of rendering the Tax Opinions, Dechert LLP may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement/prospectus and statement of additional information included in the registration statement filed on Form N-14 by Lincoln Variable Insurance Products Trust under the 1933 Act with respect to the Reorganization, as well as upon such other written representations verified as of the Closing Date. Notwithstanding anything herein to the contrary, the parties may not waive the condition set forth in this paragraph.

9.	INDEMNIFICATION

9.1.    The Trust, out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which an Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by any Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

9.2.    The Trust, out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which an Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.	BROKERAGE FEES AND EXPENSES

10.1.    The Trust, on behalf of the Acquiring Fund and the Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.    Regardless of whether the Reorganization occurs, LIAC shall bear the costs related to the Reorganization, including brokerage costs, legal fees and accounting fees with respect to the Reorganization, and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1.    The Trust agrees that it has not made any representation, warranty or covenant, on behalf of the Acquiring Fund or the Acquired Fund, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2.    The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trust’s Board, on behalf of either an Acquiring Fund or an Acquired Fund, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust, on behalf of either an Acquiring Fund or an Acquired Fund.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Funds at:

Lincoln Variable Insurance Products Trust

150 N. Radnor Chester Road

Radnor, PA 19087

Attn: Ronald A. Holinsky, Chief Counsel, Funds Management

With copies to:

Lincoln Investment Advisors Corporation

150 N. Radnor Chester Road

Radnor, PA 19087

Attn: Benjamin Richer, Vice President, Funds Management

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

15.1.    The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.    This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3.    This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first above written.

Lincoln Variable Insurance Products Trust,

on behalf of the Funds listed in Exhibit A

By:
Name:
Title:

Lincoln Investment Advisors Corporation,

(solely for purposes of section 10.2)

By:
Name:
Title:

EXHIBIT A of the Agreement and Plan of Reorganization

Acquired Fund	Acquiring Fund
LVIP BlackRock Advantage Allocation Fund	LVIP BlackRock Global Allocation Fund
Standard Class	Standard Class
Service Class	Service Class

LVIP Franklin Templeton Multi-Asset Opportunities Fund	LVIP BlackRock Global Allocation Fund
Standard Class	Standard Class
Service Class	Service Class

EXHIBIT B

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the financial performance of the Funds’ Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by LIAC, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information for each of the periods presented through December 31, 2021 has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the each Fund’s financial statements, is included in the December 31, 2021 annual report. The annual and semi-annual reports are available upon request. Each Fund’s annual and semi-annual report has been incorporated by reference into the SAI.

LVIP BlackRock Advantage Allocation Fund Standard Class

	Year Ended
	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17[1]
Net asset value, beginning of period	$13.029	$12.471	$11.521	$15.182	$14.235
Income (loss) from investment operations:
Net investment income[2]	0.152	0.189	0.271	0.271	0.254
Net realized and unrealized gain (loss)	0.851	1.425	1.634	(0.928)	1.771

Total from investment operations	1.003	1.614	1.905	(0.657)	2.025

Less dividends and distributions from:
Net investment income	(0.178)	(0.220)	(0.323)	(0.290)	(0.327)
Net realized gain	(0.945)	(0.836)	(0.632)	(2.714)	(0.751)

Total dividends and distributions	(1.123)	(1.056)	(0.955)	(3.004)	(1.078)

Net asset value, end of period	$12.909	$13.029	$12.471	$11.521	$15.182

Total return[3]	7.71%	13.13%	16.66%	(5.37%)	14.33%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,063	$52,757	$48,950	$49,857	$70,230
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.23%	1.22%	1.15%	1.11%	1.05%
Ratio of net investment income to average net assets	1.12%	1.50%	2.17%	1.90%	1.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.62%	1.01%	1.75%	1.52%	1.36%
Portfolio turnover	230%	321%	145%	255%	566%

[1]	Effective May 1, 2017, BlackRock Investment Management LLC replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

LVIP BlackRock Advantage Allocation Fund Service Class

	Year Ended
	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17[1]
Net asset value, beginning of period	$13.503	$12.894	$11.888	$15.575	$14.580
Income (loss) from investment operations:
Net investment income[2]	0.122	0.163	0.247	0.238	0.222
Net realized and unrealized gain (loss)	0.881	1.471	1.685	(0.951)	1.812

Total from investment operations	1.003	1.634	1.932	(0.713)	2.034

Less dividends and distributions from:
Net investment income	(0.144)	(0.189)	(0.294)	(0.260)	(0.288)
Net realized gain	(0.945)	(0.836)	(0.632)	(2.714)	(0.751)

Total dividends and distributions	(1.089)	(1.025)	(0.926)	(2.974)	(1.039)

Net asset value, end of period	$13.417	$13.503	$12.894	$11.888	$15.575

Total return[3]	7.43%	12.85%	16.38%	(5.60%)	14.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,914	$28,461	$23,293	$17,247	$15,298
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.48%	1.47%	1.40%	1.36%	1.30%
Ratio of net investment income to average net assets	0.87%	1.25%	1.92%	1.65%	1.43%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.37%	0.76%	1.50%	1.27%	1.11%
Portfolio turnover	230%	321%	145%	255%	566%

[1]	Effective May 1, 2017, BlackRock Investment Management LLC replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

LVIP Franklin Templeton Multi-Asset Opportunities Fund Standard Class

	Year Ended
	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$12.259	$11.067	$9.724	$10.258	$9.483
Income (loss) from investment operations:
Net investment income[1]	0.168	0.184	0.195	0.174	0.210
Net realized and unrealized gain (loss)	1.201	1.354	1.643	(0.544)	0.808

Total from investment operations	1.369	1.538	1.838	(0.370)	1.018

Less dividends and distributions from:
Net investment income	(0.239)	(0.144)	(0.322)	(0.164)	(0.179)
Net realized gain	(0.974)	(0.202)	(0.173)	—	—
Return of capital	—	—	—	—	(0.064)

Total dividends and distributions	(1.213)	(0.346)	(0.495)	(0.164)	(0.243)

Net asset value, end of period	$12.415	$12.259	$11.067	$9.724	$10.258

Total return[2]	11.25%	13.94%	18.98%	(3.61%)	10.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,785	$1,637	$1,496	$1,096	$1,119
Ratio of expenses to average net assets[3]	0.42%	0.42%	0.42%	0.42%	0.42%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.95%	0.99%	1.01%	0.99%	1.01%
Ratio of net investment income to average net assets	1.30%[4]	1.64%	1.80%	1.68%	2.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.77%[4]	1.07%	1.21%	1.11%	1.51%
Portfolio turnover	31%	16%	10%	11%	56%

[1]	The average shares outstanding method has been applied for per share information.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[4]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class

	Year Ended
	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$12.248	$11.061	$9.721	$10.258	$9.483
Income (loss) from investment operations:
Net investment income[1]	0.136	0.155	0.168	0.148	0.186
Net realized and unrealized gain (loss)	1.199	1.351	1.642	(0.544)	0.807

Total from investment operations	1.335	1.506	1.810	(0.396)	0.993

Less dividends and distributions from:
Net investment income	(0.208)	(0.117)	(0.297)	(0.141)	(0.154)
Net realized gain	(0.974)	(0.202)	(0.173)	—	—
Return of capital	—	—	—	—	(0.064)

Total dividends and distributions	(1.182)	(0.319)	(0.470)	(0.141)	(0.218)

Net asset value, end of period	$12.401	$12.248	$11.061	$9.721	$10.258

Total return[2]	10.98%	13.65%	18.68%	(3.85%)	10.47%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,537	$36,585	$30,831	$22,569	$17,962
Ratio of expenses to average net assets[3]	0.67%	0.67%	0.67%	0.67%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	1.20%	1.24%	1.26%	1.24%	1.26%
Ratio of net investment income to average net assets	1.05%[4]	1.39%	1.55%	1.43%	1.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.52%[4]	0.82%	0.96%	0.86%	1.26%
Portfolio turnover	31%	16%	10%	11%	56%

[1]	The average shares outstanding method has been applied for per share information.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[4]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

LVIP BlackRock Global Allocation Fund Standard Class

	Year Ended 4/29/19[1] to
	12/31/21		12/31/20	12/31/19
Net asset value, beginning of period	$12.412		$10.653	$10.000
Income from investment operations:
Net investment income[2]	0.143		0.105	0.096
Net realized and unrealized gain	0.786		1.929	0.718

Total from investment operations	0.929		2.034	0.814

Less dividends and distributions from:
Net investment income	(0.198)		(0.091)	(0.100)
Net realized gain	(0.452)		(0.184)	(0.061)

Total dividends and distributions	(0.650)		(0.275)	(0.161)

Net asset value, end of period	$12.691		$12.412	$10.653

Total return[3]	7.55%		19.23%	8.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$929,686		$931,624	$917,683
Ratio of expenses to average net assets	0.75%[4]		0.76%[4]	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.81%		0.85%	0.75%
Ratio of net investment income to average net assets	1.11	%5	0.98%[5]	1.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.05%		0.89%	1.38%
Portfolio turnover	136%		166%	151%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements/recoupments not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]

The ratio of expenses to average net assets for the year ended December 31, 2021 and year ended December 31, 2020 excluding brokerage commissions and interest expense on securities sold short was 0.73%.

[5]

The ratio of net investment income to average net assets for the year ended December 31, 2021 and year ended December 31, 2020 excluding brokerage commissions and interest expense on securities sold short were 1.16% and 1.01% respectively.

LVIP BlackRock Global Allocation Fund Service Class

	Year Ended 4/29/19[1] to
	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.416	$10.654	$10.000
Income from investment operations:
Net investment income[2]	0.113	0.080	0.080
Net realized and unrealized gain	0.788	1.930	0.717

Total from investment operations	0.901	2.010	0.797

Less dividends and distributions from:
Net investment income	(0.166)	(0.064)	(0.082)
Net realized gain	(0.452)	(0.184)	(0.061)

Total dividends and distributions	(0.618)	(0.248)	(0.143)

Net asset value, end of period	$12.699	$12.416	$10.654

Total return[3]	7.31%	19.01%	7.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14	$13	$11
Ratio of expenses to average net assets	1.00%[4]	1.01%[4]	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.06%	1.10%	1.00%
Ratio of net investment income to average net assets	0.87%[5]	0.72%[5]	1.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.81%	0.63%	1.13%
Portfolio turnover	136%	166%	151%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements/recoupments not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]

The ratio of expenses to average net assets for the year ended December 31, 2021 and year ended December 31, 2020 excluding brokerage commissions and interest expense on securities sold short was 0.98%.

[5]

The ratio of net investment income to average net assets for the year ended December 31, 2021 and year ended December 31, 2020 excluding brokerage commissions and interest expense on securities sold short were 0.91% and 0.76% respectively.

EXHIBIT C

[SAMPLE PROXY CARDS]

C-1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

EASY VOTING OPTIONS:

VOTE ON THE INTERNET Log on to: www.proxy-direct.com or scan the QR code Follow the on-screen instructions available 24 hours

VOTE BY TELEPHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours

VOTE BY MAIL Vote, sign and date your Proxy Card and return it in the postage-paid envelope

VIRTUAL MEETING

at the following Website:

www.meetnow.global/MRD9P56,

on June 6, 2022 at 10:00 a.m. Eastern Time

To participate in the Virtual Meeting,

enter the 14-digit control number from

the shaded box on this card.

Please detach at perforation before mailing.

PROXY	LVIP BLACKROCK ADVANTAGE ALLOCATION FUND
(a series of Lincoln Variable Insurance Products Trust) JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 6, 2022

THIS PROXY IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES.

The undersigned, revoking previous proxies with respect to the shares in the name of the undersigned, hereby appoint(s) Jayson R. Bronchetti, Samuel K. Goldstein, and James Hoffmayer, or any of them as Proxies of the undersigned with full power of substitution, to vote and act with respect to all share classes of the LVIP BlackRock Advantage Allocation Fund (the “Acquired Fund”), a series of the Lincoln Variable Insurance Products Trust, with respect to which the undersigned is entitled to vote at the Joint Special Meeting of Shareholders to be held via the Internet in a virtual meeting format at the following website: www.meetnow.global/MRD9P56 on June 6, 2022, at 10:00 a.m. Eastern Time and at any adjournments or postponements thereof. To participate in the Virtual Meeting enter the 14-digit control number from the shaded box on this card.

I acknowledge receipt of the Notice of Joint Special Meeting of the Shareholders and accompanying Proxy Statement dated March 15, 2022.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503

BLK_32648_031422

PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN THE PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

xxxxxxxxxxxxxx	code

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the

LVIP BlackRock Advantage Allocation Fund

Joint Special Meeting of Shareholders to be held virtually on June 6, 2022.

The Joint Proxy Statement for this meeting is available at: https://www.proxy-direct.com/lin-32648

Please detach at perforation before mailing.

This proxy will be voted as instructed. If no specification is made for the Proposal, the proxy will be voted “FOR” the Proposal. The Proxies are authorized in their discretion to vote upon such other matters as may come before the Joint Special Meeting or any adjournments or postponements thereof.

TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE:	☒

A	Proposal The Board of Trustees unanimously recommends a vote “FOR” the Proposal.

	FOR	AGAINST	ABSTAIN

1.  To approve the Agreement and Plan of Reorganization with respect to the reorganization of the LVIP BlackRock Advantage Allocation Fund into the LVIP BlackRock Global Allocation Fund, also a series of the Trust.

	☐	☐	☐

3. To transact other business that may properly come before the Meeting, or any adjournments thereof.

B	Authorized Signatures — This section must be completed for your vote to be counted. — Sign and Date Below

Note:

Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature.

Date (mm/dd/yyyy) — Please print date below	Signature 1 — Please keep signature within the box	Signature 2 — Please keep signature within the box
/ /

Scanner bar code

xxxxxxxxxxxxxx	BLK 32648	xxxxxxxx

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT!

EASY VOTING OPTIONS:

VOTE ON THE INTERNET Log on to: www.proxy-direct.com or scan the QR code Follow the on-screen instructions available 24 hours

VOTE BY TELEPHONE Call 1-866-298-8476 Follow the recorded instructions available 24 hours

VOTE BY MAIL Vote, sign and date your Voting Instruction Card and return it in the postage-paid envelope

VIRTUAL MEETING

at the following Website:

www.meetnow.global/MRD9P56,

on June 6, 2022 at 10:00 a.m. Eastern Time

To participate in the Virtual Meeting,

enter the 14-digit control number from

the shaded box on this card.

Please detach at perforation before mailing.

VOTING INSTRUCTION CARD	LVIP BLACKROCK ADVANTAGE ALLOCATION FUND

(a series of Lincoln Variable Insurance Products Trust) JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 6, 2022

THIS VOTING INSTRUCTION CARD IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES.

INSURANCE COMPANY DROP-IN

Revoking any prior instructions, the undersigned instructs the above referenced insurance company (the “Company”) to vote and act with respect to all shares of the LVIP BlackRock Advantage Allocation Fund (the “Acquired Fund”), that are attributable to his or her contract or interest therein and held in the Company separate account, at the Joint Special Meeting of Shareholders to be held via the Internet in a virtual meeting format at the following website: www.meetnow.global/MRD9P56 on June 6, 2022, at 10:00 a.m. Eastern Time and at any adjournments or postponements thereof. To participate in the Virtual Meeting enter the 14-digit control number from the shaded box on this card.

If you sign on the reverse side but do not mark instructions, the Company will vote all shares of the Fund attributable to your account value FOR the proposal. If you do not return this Voting Instruction Card, the Company will vote all shares attributable to your account value in proportion to the timely voting instructions actually received from contract owners in the separate account.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-866-298-8476

BLK_32648_031422_VI

PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN THE VOTING INSTRUCTION CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

xxxxxxxxxxxxxx	code

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the

LVIP BlackRock Advantage Allocation Fund

Joint Special Meeting of Shareholders to be held virtually on June 6, 2022.

The Joint Proxy Statement for this meeting is available at: https://www.proxy-direct.com/lin-32648

Please detach at perforation before mailing.

This Voting Instruction Card will be voted as instructed. If no specification is made for the Proposal, the Voting Instruction Card will be voted “FOR” the Proposal. The Proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting or any adjournments or postponements thereof.

TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE:	☒

A	Proposal The Board of Trustees unanimously recommends a vote “FOR” the Proposal.

	FOR	AGAINST	ABSTAIN

1.  To approve the Agreement and Plan of Reorganization with respect to the reorganization of the LVIP BlackRock Advantage Allocation Fund into the LVIP BlackRock Global Allocation Fund, also a series of the Trust.

	☐	☐	☐

3. To transact other business that may properly come before the Meeting, or any adjournments thereof.

B	Authorized Signatures — This section must be completed for your vote to be counted. — Sign and Date Below

Note:

Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature.

Date (mm/dd/yyyy) — Please print date below	Signature 1 — Please keep signature within the box	Signature 2 — Please keep signature within the box
/ /

Scanner bar code

xxxxxxxxxxxxxx	BLK2 32648	xxxxxxxx

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

EASY VOTING OPTIONS:

VOTE ON THE INTERNET Log on to: www.proxy-direct.com or scan the QR code Follow the on-screen instructions available 24 hours

VOTE BY TELEPHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours

VOTE BY MAIL Vote, sign and date your Proxy Card and return it in the postage-paid envelope

VIRTUAL MEETING

at the following Website:

www.meetnow.global/MRD9P56,

on June 6, 2022 at 10:00 a.m. Eastern Time

To participate in the Virtual Meeting,

enter the 14-digit control number from

the shaded box on this card.

Please detach at perforation before mailing.

PROXY	LVIP FRANKLIN TEMPLETON MULTI-ASSET OPPORTUNITIES FUND
(a series of Lincoln Variable Insurance Products Trust) JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 6, 2022

THIS PROXY IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES.

The undersigned, revoking previous proxies with respect to the shares in the name of the undersigned, hereby appoint(s) Jayson R. Bronchetti, Samuel K. Goldstein, and James Hoffmayer, or any of them as Proxies of the undersigned with full power of substitution, to vote and act with respect to all share classes of the LVIP Franklin Templeton Multi-Asset Opportunities Fund (the “Acquired Fund”), a series of the Lincoln Variable Insurance Products Trust, with respect to which the undersigned is entitled to vote at the Joint Special Meeting of Shareholders to be held via the Internet in a virtual meeting format at the following website: www.meetnow.global/MRD9P56 on June 6, 2022, at 10:00 a.m. Eastern Time and at any adjournments or postponements thereof. To participate in the Virtual Meeting enter the 14-digit control number from the shaded box on this card.

I acknowledge receipt of the Notice of Joint Special Meeting of the Shareholders and accompanying Proxy Statement dated March 15, 2022.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503

FTM_32648_031422

PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN THE PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

xxxxxxxxxxxxxx	code

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Joint Special Meeting of Shareholders to be held virtually on June 6, 2022.

The Proxy Statement for this meeting is available at: https://www.proxy-direct.com/lin-32648

Please detach at perforation before mailing.

This proxy will be voted as instructed. If no specification is made for the Proposal, the proxy will be voted “FOR” the Proposal. The Proxies are authorized in their discretion to vote upon such other matters as may come before the Joint Special Meeting or any adjournments or postponements thereof.

TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE:	☒

A	Proposal The Board of Trustees unanimously recommends a vote “FOR” the Proposal.

	FOR	AGAINST	ABSTAIN

2.  To approve the Agreement and Plan of Reorganization with respect to the reorganization of the LVIP Franklin Templeton Multi-Asset Opportunities Fund into the LVIP BlackRock Global Allocation Fund, also a series of the Trust.

	☐	☐	☐

3. To transact other business that may properly come before the Meeting, or any adjournments thereof.

B	Authorized Signatures — This section must be completed for your vote to be counted. — Sign and Date Below

Note:

Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature.

Date (mm/dd/yyyy) — Please print date below	Signature 1 — Please keep signature within the box	Signature 2 — Please keep signature within the box
/ /

Scanner bar code

xxxxxxxxxxxxxx	FTM 32648	xxxxxxxx

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT!

EASY VOTING OPTIONS:

VOTE ON THE INTERNET Log on to: www.proxy-direct.com or scan the QR code Follow the on-screen instructions available 24 hours

VOTE BY TELEPHONE Call 1-866-298-8476 Follow the recorded instructions available 24 hours

VOTE BY MAIL Vote, sign and date your Voting Instruction Card and return it in the postage-paid envelope

VIRTUAL MEETING

at the following Website:

www.meetnow.global/MRD9P56,

on June 6, 2022 at 10:00 a.m. Eastern Time

To participate in the Virtual Meeting,

enter the 14-digit control number from

the shaded box on this card.

Please detach at perforation before mailing.

VOTING INSTRUCTION CARD	LVIP FRANKLIN TEMPLETON MULTI-ASSET OPPORTUNITIES FUND

(a series of Lincoln Variable Insurance Products Trust) JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 6, 2022

THIS VOTING INSTRUCTION CARD IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES.

INSURANCE COMPANY DROP-IN

Revoking any prior instructions, the undersigned instructs the above referenced insurance company (the “Company”) to vote and act with respect to all shares of the LVIP Franklin Templeton Multi-Asset Opportunities Fund (the “Acquired Fund”), that are attributable to his or her contract or interest therein and held in the Company separate account, at the Joint Special Meeting of Shareholders to be held via the Internet in a virtual meeting format at the following website: www.meetnow.global/MRD9P56 on June 6, 2022, at 10:00 a.m. Eastern Time and at any adjournments or postponements thereof. To participate in the Virtual Meeting enter the 14-digit control number from the shaded box on this card.

If you sign on the reverse side but do not mark instructions, the Company will vote all shares of the Fund attributable to your account value FOR the proposal. If you do not return this Voting Instruction Card, the Company will vote all shares attributable to your account value in proportion to the timely voting instructions actually received from contract owners in the separate account.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-866-298-8476

FTM_32648_031422_VI

PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN THE VOTING INSTRUCTION CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

xxxxxxxxxxxxxx	code

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Joint Special Meeting of Shareholders to be held virtually on June 6, 2022.

The Joint Proxy Statement for this meeting is available at: https://www.proxy-direct.com/lin-32648

Please detach at perforation before mailing.

This Voting Instruction Card will be voted as instructed. If no specification is made for the Proposal, the Voting Instruction Card will be voted “FOR” the Proposal. The Proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting or any adjournments or postponements thereof.

TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE:	☒

A	Proposal The Board of Trustees unanimously recommends a vote “FOR” the Proposal.

	FOR	AGAINST	ABSTAIN

2.  To approve the Agreement and Plan of Reorganization with respect to the reorganization of the LVIP Franklin Templeton Multi-Asset Opportunities Fund into the LVIP BlackRock Global Allocation Fund, also a series of the Trust.

	☐	☐	☐

3. To transact other business that may properly come before the Meeting, or any adjournments thereof.

B	Authorized Signatures — This section must be completed for your vote to be counted. — Sign and Date Below

Note:

Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature.

Date (mm/dd/yyyy) — Please print date below	Signature 1 — Please keep signature within the box	Signature 2 — Please keep signature within the box
/ /

Scanner bar code

xxxxxxxxxxxxxx	FTM2 32648	xxxxxxxx

PART B

STATEMENT OF ADDITIONAL INFORMATION

Dated April 18, 2022

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

1301 South Harrison Street

Fort Wayne, Indiana 46802

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Combined Proxy Statement/Prospectus dated April 18, 2022, relating specifically to the proposed transfer of all of the assets of LVIP BlackRock Advantage Allocation Fund and LVIP Franklin Templeton Multi-Asset Opportunities Fund (each, an “Acquired Fund”, collectively, the “Acquired Funds”) to, and the assumption of the liabilities of the Acquired Funds by, the LVIP BlackRock Global Allocation Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund having an aggregate value equal to the aggregate net asset value of the Acquired Funds (the “Reorganizations”). The Reorganizations are proposed to occur pursuant to an Agreement and Plan of Reorganization, subject to approval by the shareholders of the Acquired Funds. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. Each Acquired Fund and the Acquiring Fund is a series of Lincoln Variable Insurance Products Trust (the “Trust”).

To obtain a copy of the Proxy Statement/Prospectus, please call 1-800-4LINCOLN (454-6265) or write to the Trust at the address above.

Information Incorporated by Reference

This SAI incorporates by reference the following documents as filed with the Securities and Exchange Commission (File Nos. 33-70742 and 811-08090):

•	The prospectuses and statements of additional information for the Acquired Funds, dated May 1, 2021 (File No. 033-70742; Accession No. 0001193125-21-143874);

•	The supplement for the Acquired Funds, dated March 9, 2022 (File No. 033-70742; Accession No. 0001193125-22-070673);

•	The prospectus and statement of additional information for the Acquiring Fund, dated May 1, 2021 (File No. 033-70742; Accession No. 0001193125-21-1438745);

•	The supplement for the Acquiring Fund, dated March 9, 2022 (File No. 033-70742; Accession No. 0001193125-22-070673);

•	The Annual Reports to shareholders of the Acquired Funds and Acquiring Fund for the fiscal year ended December 31, 2021 (Accession No. 0001193125-22-068816); and

•	The Semi-Annual Reports to shareholders of the Acquired Funds and Acquiring Fund for the six months ended June 30, 2021 (Accession No. 0001193125-21-265122).

Supplemental Financial Information

Tables showing the fees and expenses of the Acquiring Fund and the Acquired Funds, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the Reorganization, are included in the “Comparison of Fees and Expenses” section in the Combined Proxy Statement/Prospectus.

It is currently anticipated that all of the Acquired Funds’ holdings will be sold in advance of the Reorganizations and the resulting proceeds will be invested in accordance with Acquiring Fund’s principal investment strategies.

There are no material differences in the accounting, valuation and tax policies of the Acquired Funds as compared to those of the Acquiring Fund.

Lincoln Variable Insurance Products Trust

Part C - Other Information

Item 15. Indemnification

As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 (the “1940 Act”) and pursuant to Article VII, Section 2 of the Trust’s Agreement and Declaration of Trust (Exhibit 28(a) to the Registration Statement) and Article VI of the Trust’s By-Laws (Exhibit 28(b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933” Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Section 9 of the Investment Management Agreements (Exhibits 28(d)(1) and (2) to the Registration Statement) limits the liability of Lincoln Investment Advisors Corporation (“LIAC”) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the Agreements. Certain other agreements to which the Trust is a party also contain indemnification provisions.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with SEC Release No. 11330 so long as the interpretations of Sections 17(h) and 17(i) of the 1940 Act remain in effect and are consistently applied.

Item 16. Exhibits

Defined Terms for Exhibits:

•	Lincoln Investment Advisors Corporation (“LIAC”)
•	Lincoln Variable Insurance Products Trust (“LVIP Trust”)
•	Lincoln Financial Distributors, Inc. (“LFD”)
•	The Lincoln National Life Insurance Company (“Lincoln Life”)
•	Lincoln Life & Annuity Company of New York (“Lincoln New York”)
•	Post-Effective Amendment (“PEA”)

Each of the following exhibits are incorporated by reference herein to the previously filed documents indicated, except as otherwise noted:

(1)	Declaration of Trust.

	(a)	Agreement and Declaration of Trust, dated February 1, 2003, previously filed with PEA 13 on April 4, 2003.

	(b)	Certificate of Trust, dated January 31, 2003, previously filed with PEA 143 on January 7, 2013.

(2)	By-laws.

	(a)	By-laws of LVIP Trust, dated September 15, 2015, previously filed with PEA 165 on January 8, 2016.

(3)	N/A

(4)	Form of Agreement and Plan of Reorganization filed with the Trust’s Registration Statement on Form N-14 on March 15, 2022.

(5)	Articles II, VII, and VIII of the Agreement and Declaration of Trust and Articles III, V and VI of the Amended Bylaws, incorporated by reference into Exhibits (a) and (b) hereto, define the rights of holders of shares.

(6)	Investment Advisory Contracts.

	(a)	Investment Management Agreement, dated April 30, 2007, between LVIP Trust and LIAC, previously filed with PEA 41 on April 15, 2008.

		(1)	Amendment to Schedule A to the Investment Management Agreement, dated June 23, 2021, between LVIP Trust and LIAC, previously filed with PEA 225 on September 7, 2021.

	(b)	Investment Management Agreement, dated March 20, 2019, between LVIP BlackRock Global Allocation Fund Cayman, Ltd. and LIAC, previously filed with PEA 197 on April 25, 2019.

	(c)	Reserved.

	(d)	Sub-Advisory Contracts.

		(1)	Sub-Advisory Agreement dated April 1, 2021, between LIAC and AllianceBernstein, L.P., previously filed with PEA 219 on April 30, 2021.

		(2)	Sub-Advisory Agreement dated April 30, 2019, between LIAC and American Century Investment Management Inc., previously filed with PEA 199 on April 30, 2019.

		(3)	Sub-Advisory Agreement dated June 5, 2007, between LIAC and BAMCO, Inc., pertaining to the LVIP Baron Growth Opportunities Fund, previously filed with PEA 132 on April 30, 2012.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2016, between LIAC and BAMCO, Inc., previously filed with PEA 211 on December 15, 2020.

		(4)	Sub-Advisory Agreement dated March 21, 2016, between LIAC and BlackRock Advisors, LLC, previously filed with PEA 168 on April 29, 2016.

		(5)	Sub-Advisory Agreement dated April 30, 2010, between LIAC and BlackRock Financial Management, Inc., previously filed with PEA 132 on April 12, 2012.

		(6)	Sub-Advisory Agreement dated August 27, 2012, between LIAC and BlackRock Investment Management, LLC, previously filed with PEA 145 on April 30, 2013.

(i) Side Letter to Sub-Advisory Agreement dated June 16, 2020, between LIAC and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.

(ii) Amendment to Schedule A to Sub-Advisory Agreement dated October 21, 2019, between LIAC and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.

		(7)	Sub-Advisory Agreement dated January 1, 2017, between LIAC and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated September 27, 2017, between LIAC and BlackRock Investment Management, previously filed with PEA 211 on December 15, 2020.

		(8)	Sub-Advisory Agreement dated July 31, 2020, between LIAC and ClearBridge Investments, LLC, previously filed with PEA 211 on December 15, 2020.

		(9)	Sub-Advisory Agreement dated January 4, 2010, between LIAC and Delaware Management Company (currently known as Delaware Investments Fund Advisers), previously filed with PEA 132 on April 30, 2012.

2

(i) Amendment to Schedule A to Sub-Advisory Agreement dated March 1, 2021, between LIAC and Delaware Investments Fund Advisers, previously filed with PEA 219 on April 30, 2021.

(10)	Reserved.

(11)	Sub-Advisory Agreement dated May 1, 2010, between LIAC and Delaware Management Company (currently known as Delaware Investments Fund Advisers), previously filed with PEA 132 on April 30, 2012.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LIAC and Delaware Investments Fund Advisers, previously filed with PEA 211 on December 15, 2020.

(12)	Sub-Advisory Agreement dated October 1, 2014, between LIAC and Delaware Investments Fund Advisers, previously filed with PEA 164 on January 8, 2016.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated May 1, 2017, between LIAC and Delaware Investments Fund Advisers, previously filed with PEA 211 on December 15, 2020.

(13)	Assignment and Assumption of Sub-Advisory Agreements, dated June 20, 2013, between LIAC and Delaware Management Company, previously filed with PEA 204 on April 16, 2020.

(14)	Amendment to Sub-Advisory Agreements, dated January 10, 2019, between LIAC and Delaware Investments Fund Advisers, previously filed with PEA 199 on April 30, 2019.

(15)	Sub-Advisory Agreement dated May 1, 2015, between LIAC and Dimensional Fund Advisors LP, previously filed with PEA 162 on April 30, 2015.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated March 10, 2021, between LIAC and Dimensional Fund Advisers LP, previously filed with PEA 219 on April 30, 2021.

(16)	Sub-Advisory Agreement dated April 30, 2014, between LIAC and Franklin Advisers, Inc., previously filed with PEA 152 on April 30, 2014.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated April 1, 2018, between LIAC and Franklin Advisers, Inc., previously filed with PEA 186 on April 30, 2018.

(17)	Amended and Restated Sub-Advisory Agreement dated August 7, 2021, between LIAC and Franklin Advisers, Inc., previously filed with PEA 225 on September 7, 2021.

(17)	Sub-Advisory Agreement dated January 27, 2016, between LIAC and Franklin Mutual Advisers, LLC, previously filed with PEA 168 on April 29, 2016.

(19)	Sub-Advisory Agreement dated April 30, 2014, between LIAC and Goldman Sachs Asset Management, L.P., previously filed with PEA 152 on April 30, 2014.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated April 14, 2017, between LIAC and Goldman Sachs Asset Management, L.P., previously filed with PEA 178 on April 28, 2017.

(20)	Sub-Advisory Agreement dated February 8, 2019, between LIAC and Invesco Advisers Inc. previously filed with PEA 199 on April 30, 2019.

(21)	Sub-Advisory Agreement dated February 8, 2019, between LIAC and Invesco Capital Management LLC, previously filed with PEA 199 on April 30, 2019.

(22)	Sub-Advisory Agreement dated September 21, 2012, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 145 on April 30, 2013.

(i) Amendment to Sub-Advisory Agreement dated August 31, 2018, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.

3

	(ii)	Amendment to Sub-Advisory Agreement dated August 31, 2018, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.

	(iii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 8, 2021, between LIAC and J.P. Morgan Investment Management, Inc. filed herewith.

	(iv)	Amendment to Schedule A to Sub-Advisory Agreement dated March 24, 2022, between LIAC and J.P. Morgan Investment Management, Inc. filed herewith.

(23)	Sub-Advisory Agreement dated April 30, 2010, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 132 on April 30, 2012.

	(i)	Amendment to Sub-Advisory Agreement dated August 31, 2018, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.

	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LIAC and J.P. Morgan Investment Management, Inc., previously filed with PEA 211 on December 15, 2020.

(24)	Sub-Advisory Agreement dated April 30, 2018, between LIAC and Loomis, Sayles & Company, L.P., previously filed with PEA 211 on December 15, 2020.

(25)	Sub-Advisory Agreement dated October 30, 2018, between LIAC and Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.

(26)	Sub-Advisory Agreement dated October 1, 2010, between LIAC and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.

	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 30, 2020, between LIAC Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.

(27)	Sub-Advisory Agreement dated April 30, 2007, between LIAC and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.

	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LIAC Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.

(28)	Sub-Advisory Agreement dated May 1, 2016, between LIAC and Milliman Financial Risk Management LLC, previously filed with PEA 168 on April 29, 2016.

	(i)	Amendment to Sub-Advisory Agreement dated October 1, 2017, between Milliman Financial Risk Management LLC, previously filed with PEA 211 on December 15, 2020.

	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated May 1, 2020, between LIAC and Milliman Financial Risk Management LLC, previously filed with PEA 205 on April 29, 2020.

(29)	Sub-Advisory Agreement dated March 1, 2021, between LIAC and Milliman Financial Risk Management LLC, previously filed with PEA 219 on April 30, 2021.

	(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated June 18, 2021, between LIAC and Milliman Financial Risk Management LLC, previously filed with PEA 225 on September 7, 2021.

(30)	Sub-Advisory Agreement dated July 12, 2011, between LIAC and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.

	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LIAC and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.

(31)	Sub-Advisory Agreement dated July 12, 2011, between LIAC and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.

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	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LIAC and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.

(32)	Sub-Advisory Agreement dated April 30, 2014 between LIAC and Pacific Investment Management Company LLC, previously filed with PEA 152 on April 30, 2014.

	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2016, between LIAC and Pacific Investment Management Company LLC, previously filed with PEA 211 on December 15, 2020.

(33)	Sub-Advisory Agreement dated July 31, 2020, between LIAC and QS Investors LLC, previously filed with PEA 211 on December 15, 2020.

(34)	Sub-Advisory Agreement effective April 28, 2020 between LIAC and Schroder Investment Management North America Inc., previously filed with PEA 205 on April 29, 2020.

(35)	Sub-Advisory Agreement dated April 30, 2008 between LIAC and SSGA Funds Management, Inc., previously filed with PEA 152 on April 30, 2014.

	(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated November 1, 2018, between LIAC and SSGA Funds Management, Inc., previously filed with PEA 190 on September 28, 2018.

	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated April 1, 2021, between LIAC and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.

(36)	Sub-Advisory Agreement dated February 8, 2016 between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 168 on April 29, 2016.

	(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated February 1, 2021, between LIAC and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.

	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.

(37)	Reserved.

(38)	Sub-Advisory Agreement dated February 1, 2018 between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 182 on January 31, 2018.

	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated April 6, 2020, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 205 on April 29, 2020.

(39)	Sub-Advisory Agreement dated April 30, 2007, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.

	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 13, 2017, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 186 from April 30, 2018.

(40)	Sub-Advisory Agreement dated April 30, 2007 between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.

	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated March 8, 2016, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 186 on April 30, 2018.

	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.

(41)	Sub-Advisory Agreement dated September 21, 2012, between LIAC and Templeton Investment Counsel, LLC, previously filed with PEA 145 on April 30, 2013.

	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LIAC and Templeton Investment Counsel, LLC, previously filed with PEA 211 on December 15, 2020.

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(42)	Sub-Advisory Agreement dated February 8, 2016 between LIAC and Wellington Management Company LLP, previously filed with PEA 168 on April 29, 2016.

(43)	Sub-Advisory Agreement dated April 30, 2007 between LIAC and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2017, between LIAC and Wellington Management Company, LLC, previously filed with PEA 211 on December 15, 2020.

(44)	Sub-Advisory Agreement dated April 30, 2007 between LIAC and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2018, between LIAC and Wellington Management Company, LLP, previously filed with PEA 192 on October 31, 2018.

(45)	Sub-Advisory Agreement dated July 31, 2020, between LIAC and Western Asset Management Company, LLC, previously filed with PEA 211 on December 15, 2020.

(46)	Sub-Sub-Advisory Agreement dated March 13, 2017, between BlackRock Financial Management Inc. and BlackRock International Limited, previously filed with PEA 219 on April 30, 2021.

(47)	Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), previously filed with PEA 219 on April 30, 2021.

(i) Amendment to Sub-Sub-Advisory Agreement dated October 2, 2020, between Delaware Investments Fund Advisers and MIMAK previously filed with PEA 219 on April 30, 2021.

(ii) Amendment to Sub-Sub-Advisory Agreement dated May 1, 2021, between Delaware Investments Fund Advisers and Macquarie Investment MIMAK, previously filed with PEA 225 on September 7, 2021.

(48)	Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and Macquarie Investment Management Global Limited (“MIMGL”), previously filed with PEA 219 on April 30, 2021.

(i) Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and Macquarie Investment Management Global Limited (“MIMGL”), previously filed with PEA 219 on April 30, 2021.

(ii) Amendment to Sub-Sub-Advisory Agreement dated May 1, 2021 between Delaware Investments Fund Advisers and MIMGL, previously filed with PEA 225 on September 7, 2021.

(49)

Sub-Sub-Advisory Agreement dated April  30, 2019, between Delaware Investments Fund Advisers and Macquarie Investment Management Europe Limited (“MIMEL”), previously filed with PEA 219 on April 30, 2021.

(i) Amendment to Sub-Sub-Advisory Agreement dated May 1, 2021 between Delaware Investments Fund Advisers and MIMEL, previously filed with PEA 225 on September 7, 2021.

(50)	Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and Macquarie Funds Management Hong Kong Limited (“MFMHKL”), previously filed with PEA 219 on April 30, 2021.

(i) Amendment to Sub-Sub-Advisory Agreement dated May 1, 2021 between Delaware Investments Fund Advisers and MFMHKL, previously filed with PEA 225 on September 7, 2021.

(51)	Sub-Sub-Advisory Agreement dated April 30, 2014 between Franklin Advisers, Inc. and K2/D&S Management Co., L.L.C, previously filed with PEA 152 on April 30, 2014.

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		(52)	Sub-Sub-Advisory Agreement dated April 30, 2014 between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC, previously filed with PEA 152 on April 30, 2014.

		(53)	Sub-Sub-Advisory Agreement dated April 30, 2014 between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, previously filed with PEA 152 on April 30, 2014.

		(54)	Sub-Sub-Advisory Agreement dated April 28, 2020, between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, previously filed with PEA 219 on April 30, 2021.

		(55)	Sub-Advisory Agreement between LIAC, LVIP BlackRock Global Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 197 on April 25, 2019.

(7)	Underwriting Contracts.

	(a)	Principal Underwriting Agreement dated January 1, 2012 between LVIP Trust and LFD, previously filed with PEA 125 on April 9, 2012.

		(1)	Amendment to Schedule A to Principal Underwriting Agreement dated December 15, 2020, between LVIP Trust and LFD, previously filed with PEA 211 on December 15, 2020.

(8)	N/A

(9)	Custodian Agreements.

	(a)	Mutual Fund Custody and Services Agreement dated June 19, 2018, between LVIP Trust and State Street Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.

		(1)	Amendment to Appendix A to Mutual Fund Custody Agreement dated December 29, 2020, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 225 on September 7, 2021.

(10)	Rule 12b-1 Plan and Rule 18f-3 Plan.

	(a)	Service Class Distribution and Service Plan, previously filed with PEA 141 on August 27, 2012.

		(1)	Amendment to Schedule I of the Service Class Distribution and Service Plan dated May 1, 2021, previously filed with PEA 225 on September 7, 2021.

	(b)	Distribution Services Agreement dated May 1, 2008 between LVIP Trust and LFD, previously filed with PEA 141 on August 27, 2012.

		(1)	Amendment to Schedule A to the Distribution Services Agreement, dated May 1, 2021, between LVIP Trust and LFD, previously filed with PEA 225 on September 7, 2021.

	(c)	Rule 18f-3 Multiple Class Plan approved September 15, 2015, previously filed with PEA 165 on January 8, 2016.

(11)	Legal Opinion.

	(a)	Legal Opinion of Counsel dated April 1, 2003 regarding issuance of shares, previously filed with PEA 13 on April 4, 2003.

	(b)	Legal Opinion of Counsel dated April 27, 2007 regarding issuance of shares, previously filed with PEA 41 on April 15, 2008.

	(c)	Legal Opinion of Counsel dated March 15, 2022, previously filed with the Trust’s Registration Statement on N-14 on March 15, 2022, filed herewith.

(12)	N/A

(13)	Other Material Contracts.

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(a)	Fund Accounting and Financial Administration Agreement dated June 19, 2018, between LVIP Trust and State Street Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.

	(1)	Amendment to Annex I to Fund Accounting and Financial Administration Agreement dated December 29, 2020, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 225 on September 7, 2021.

(b)	Administration Agreement dated January 1, 2015, between LVIP Trust and Lincoln Life, previously filed with PEA 175 on January 6, 2015.

	(1)	Amendment to Administration Agreement dated May 1, 2017, between LVIP Trust and Lincoln Life, previously filed with PEA 186 on April 30, 2018.

(c)	Amended and Restated Expense Limitation Agreement dated April 26, 2019, between LIAC and LVIP Trust, previously filed with PEA 197 on April 25, 2017.

	(1)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated September 20, 2021, between LIAC and LVIP Trust, filed herewith.

	(2)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated January 10, 2022, between LIAC and LVIP Trust, filed herewith.

	(3)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated March 11, 2022, between LIAC and LVIP Trust, filed herewith.

(d)	Advisory Fee Waiver Agreement dated March 7, 2013, between LIAC and LVIP Trust, previously filed with PEA 145 on April 30, 2013.

	(1)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated September 20, 2021, filed herewith.

	(2)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated December 14, 2021, filed herewith.

	(3)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated March 11, 2022, filed herewith.

(e)	Administrative Services Agreement dated July 30, 2010 between Capital Research and Management Company and LIAC(10)

(f)	Consulting Agreements

	(1)	Consulting Agreement dated January 1, 2018, between LIAC and Goldman Sachs Asset Management, L.P., previously filed with PEA 186 on April 30, 2018.

(g)	Participation Agreements

	(1)	Fund Participation Agreement dated May 1, 2003, between Lincoln Life and LVIP Trust, previously filed with PEA 13 on April 4, 2003.

	(2)	Amendment effective May 1, 2014 to the Fund Participation Agreement between Lincoln Life and LVIP Trust, previously filed with PEA 152 on April 30, 2014.

	(3)	Fund Participation Agreement dated May 1, 2003, including certain amendments, between Lincoln New York and LVIP Trust, previously filed with PEA 13 on April 4, 2003.

	(4)	Amendment effective May 1, 2014 to the Fund Participation Agreement between Lincoln New York and LVIP Trust, previously filed with PEA 152 on April 30, 2014.

	(5)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, Great-West Life & Annuity Insurance Company, and First-Great West Life & Annuity Insurance Company, previously filed with PEA 41 on April 15, 2008.

	(6)	Amendment to Fund Participation Agreement dated March 15, 2021 between LVIP Trust, LIAC, LFD and Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York, previously filed with PEA 225 on September 7, 2021.

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(7)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, and Nationwide Financial Services, Inc., previously filed with PEA 41 on April 15, 2008.

(8)	Amendment to Fund Participation Agreement dated November 19, 2019 between LVIP Trust, LIAC, LFD and Nationwide Financial Services, Inc., previously filed with PEA 225 on September 7, 2021.

(9)	Amendment to Fund Participation Agreement dated March 10, 2009 between LVIP Trust, LIAC, LFD and Nationwide Financial Services, Inc., previously filed with PEA 225 on September 7, 2021.

(10)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, and New York Life Insurance and Annuity Corporation, previously filed with PEA 41 on April 15, 2008.

(11)	Amendment to Fund Participation Agreement dated April 30, 2012 between LVIP Trust, LIAC, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.

(12)	Amendment to Fund Participation Agreement dated April 1, 2013 between LVIP Trust, LIAC, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.

(13)	Amendment to Fund Participation Agreement dated May 1, 2018 between LVIP Trust, LIAC, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.

(14)	Amendment to Fund Participation Agreement dated November 1, 2019 between LVIP Trust, LIAC, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.

(15)	Amendment to Fund Participation Agreement dated April 10, 2021 between LVIP Trust, LIAC, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.

(16)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, Lincoln Investment Advisors and RiverSource Life Insurance Company, previously filed with PEA 41 on April 15, 2008.

(17)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, and Standard Insurance Company, previously filed with PEA 41 on April 15, 2008.

(18)	Fund Participation Agreement dated July 30, 2010 between LVIP Trust, Lincoln Life, Lincoln New York, LIAC, American Funds Insurance Series, Capital Research and Management Company, Capital Income Builder, Intermediate Bond Fund of America, Short-Term Bond Fund of America and American Funds Service Company, previously filed with PEA 104 on April 12, 2011.

(19)	Fund Participation Agreement dated June 12, 2009 between LVIP Trust, LFD, LIAC, and AIG Life Insurance Company, previously filed with PEA 99 on April 6, 2011.

(20)	Fund Participation Agreement dated June 12, 2009 between LVIP Trust, LFD, LIAC, and American International Life Assurance Company of New York, previously filed with PEA 99 on April 6, 2011.

(21)	Assignment dated November 30, 2010 of Fund Participation Agreement dated June 12, 2009 between LVIP Trust, LFD, LIAC, and American International Life Assurance Company of New York to United States Life Insurance Company in the City of New York, previously filed with PEA 99 on April 6, 2011.

(22)	Amendment to Fund Participation Agreement dated March 15, 2021 between LVIP Trust, LIAC, LFD and American General Life Insurance Company, previously filed with PEA 225 on September 7, 2021.

(23)	Amendment to Fund Participation Agreement dated March 15, 2021 between LVIP Trust, LIAC, LFD and The United States Life Insurance Company in the City of New York, previously filed with PEA 225 on September 7, 2021.

(24)	Fund Participation Agreement dated May 28, 2009 between LVIP Trust, LFD, LIAC, and Commonwealth Annuity and Life Insurance Company, previously filed with PEA 99 on April 6, 2011.

(25)	Fund Participation Agreement dated May 28, 2009 between LVIP Trust, LFD, LIAC, and First Allmerica Financial Life Insurance Company, previously filed with PEA 99 on April 6, 2011.

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		(26)	Fund Participation Agreement dated April 26, 2021 between LVIP Trust, LFD, LIAC and Principal National Life Insurance Company, previously filed with PEA 225 on September 7, 2021.

		(27)	Fund Participation Agreement dated April 30, 2021 between LVIP Trust, LFD, LIAC and The Guardian Insurance & Annuity Company, Inc., previously filed with PEA 225 on September 7, 2021.

		(28)	Master Fund Participation Agreement dated June 30, 2010 between LVIP Trust, Lincoln Life, Lincoln New York, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, previously filed with PEA 103 on April 12, 2011.

		(29)	Form of Fund of Funds Participation Agreement Pursuant to SEC Exemptive Order under Section 12 of the Investment Company Act of 1940, previously filed with PEA 152 on April 30, 2014.

		(30)	Form of Fund of Funds Operational Participation Agreement, previously filed with PEA 152 on April 30, 2014.

	(h)	Form of Indemnification Agreement, previously filed with PEA 125 on April 9, 2012.

(14)	Consent of Independent Registered Public Accounting Firm dated April 18, 2022, filed herewith.

(15)	N/A

(16)	Power of Attorney dated March 8, 2022, previously filed with the Trust’s Registration Statement on Form N-14 on March 15, 2022.

(17)	Codes of Ethics.

	(a)	Code of Ethics for LVIP Trust and LIAC, previously filed with PEA 205 on April 29, 2020.

	(b)	Code of Ethics for LFD, previously filed with PEA 205 on April 29, 2020.

	(c)	Code of Ethics for BlackRock affiliated companies, previously filed with PEA 219 on April 30, 2021.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

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SIGNATURE PAGE

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Fort Wayne and State of Indiana, on this 18th day of April, 2022.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

By: /s/ Jayson R. Bronchetti
Jayson R. Bronchetti
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated below and, on the date, written above.

Signature	Title

By: /s/ Jayson R. Bronchetti Jayson R. Bronchetti	Chairman of the Board, Trustee, and President (Principal Executive Officer)

By: /s/ William P. Flory, Jr. William P. Flory, Jr.	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)

/s/ Steve A. Cobb* Steve A. Cobb	Trustee

/s/ Ken C. Joseph* Ken C. Joseph	Trustee

/s/ Barbara L. Lamb* Barbara L. Lamb	Trustee

/s/ Gary D. Lemon* Gary D. Lemon	Trustee

/s/ Thomas A. Leonard* Thomas A. Leonard	Trustee

/s/ Charles I. Plosser* Charles I. Plosser	Trustee

/s/ Pamela L. Salaway* Pamela L. Salaway	Trustee

/s/ Manisha A. Thakor* Manisha A. Thakor	Trustee

/s/ Brian W. Wixted* Brian W. Wixted	Trustee

/s/ Nancy B. Wolcott* Nancy B. Wolcott	Trustee

By: /s/ Jayson R. Bronchetti Jayson R. Bronchetti	Attorney-in-Fact

* Pursuant to a Power of Attorney filed on March 15, 2022.